As filed with the Securities and Exchange Commission on November 16, 2005

                                                              File No. 333-78761
                                                                        811-8914
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |X|
  Pre-Effective Amendment No.                                               [ ]
  Post-Effective Amendment No. 15                                           |X|


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             |X|
  Amendment No. 86                                                          |X|

                        (Check appropriate box or boxes.)
                            ------------------------
                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)
                         PHL Variable Insurance Company
                               (Name of Depositor)
                            ------------------------
               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)
                            ------------------------
                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)
                            ------------------------
Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.


It is proposed that this filing will become effective (check appropriate space):

       [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485 |X| On November 16, 2005 pursuant to paragraph (b) of Rule 485
       [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
       [ ] On __________ pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:
       [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------




         Title of Securities Being Registered: Deferred Variable Annuity
================================================================================

                                     PART A

                     (VERSION A NOT AFFECTED BY THIS FILING)

                                                                     [VERSION B]

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE")

PROSPECTUS                                                     NOVEMBER 16, 2005


This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Account"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------

[diamond]   Phoenix Mid-Cap Growth Series
            (fka, Phoenix-Seneca Mid-Cap Growth Series)
[diamond]   Phoenix Strategic Theme Series
            (fka, Phoenix-Seneca Strategic Theme Series)

[diamond]   Phoenix-Aberdeen International Series
[diamond]   Phoenix-AIM Growth Series
            (fka, Phoenix-MFS Investors Growth Stock Series)
[diamond]   Phoenix-Alger Small-Cap Growth Series
            (fka, Phoenix-State Street Research Small-Cap Growth Series)
[diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series
[diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
[diamond]   Phoenix-Engemann Capital Growth Series
[diamond]   Phoenix-Engemann Growth and Income Series
            (fka, Phoenix-Oakhurst Growth and Income Series)
[diamond]   Phoenix-Engemann Small-Cap Growth Series
            (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
[diamond]   Phoenix-Engemann Strategic Allocation Series
            (fka, Phoenix-Oakhurst Strategic Allocation Series)
[diamond]   Phoenix-Engemann Value Equity Series
            (fka, Phoenix-Oakhurst Value Equity Series)
[diamond]   Phoenix-Goodwin Money Market Series
[diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond]   Phoenix-Kayne Rising Dividends Series
[diamond]   Phoenix-Kayne Small-Cap Quality Value Series
[diamond]   Phoenix-Lazard International Equity Select Series
[diamond]   Phoenix-Northern Dow 30 Series
[diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond]   Phoenix-Seneca Mid-Cap Growth Series
[diamond]   Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond]   AIM V.I. Capital Appreciation Fund
[diamond]   AIM V.I. Mid Cap Core Equity Fund
[diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond]   Federated Fund for U.S. Government Securities II
[diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond]   VIP Contrafund(R) Portfolio
[diamond]   VIP Growth Opportunities Portfolio
[diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond]   Mutual Shares Securities Fund
[diamond]   Templeton Foreign Securities Fund
[diamond]   Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond]   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond]   Bond-Debenture Portfolio
[diamond]   Growth and Income Portfolio
[diamond]   Mid-Cap Value Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond]   Rydex Variable Trust Juno Fund
[diamond]   Rydex Variable Trust Nova Fund
[diamond]   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
[diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond]   Wanger International Select
[diamond]   Wanger International Small Cap
[diamond]   Wanger Select
[diamond]   Wanger U.S. Smaller Companies

    The contract is not a deposit or obligation of, underwritten or guaranteed by any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated November 16, 2005, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:          [envelope]   PHL VARIABLE INSURANCE COMPANY
                                                                 ANNUITY OPERATIONS DIVISION
                                                                 PO Box 8027, Boston, MA 02266-8027

                                                    [telephone]  TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                    Page
-----------------------------------------------------------------


GLOSSARY OF SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    4
CONTRACT SUMMARY..........................................    9
FINANCIAL HIGHLIGHTS......................................   10
FINANCIAL STATEMENTS......................................   10
PERFORMANCE HISTORY.......................................   10
THE VARIABLE ACCUMULATION ANNUITY.........................   10
PHL VARIABLE AND THE SEPARATE ACCOUNT ....................   11
INVESTMENTS OF THE SEPARATE ACCOUNT.......................   11
   Participating Investment Funds.........................   11
   Investment Advisors and Subadvisors....................   11
   Services of the Advisors...............................   11
PURCHASE OF CONTRACTS.....................................   11
DEDUCTIONS AND CHARGES....................................   12
   Annual Administrative Charge...........................   12
   Annual Step-up Fee.....................................   12
   Daily Administrative Fee...............................   12
   Guaranteed Minimum Accumulation Benefit Fee............   12
   Guaranteed Minimum Income Benefit Rider Fee............   12
   Guaranteed Minimum Withdrawal Benefit Fee..............   12
   Mortality and Expense Risk Fee.........................   13
   Premium Tax............................................   13
   Transfer Charge........................................   13
   Reduced Fees, Credits and Excess Interest..............   13
THE ACCUMULATION PERIOD...................................   14
   Accumulation Units.....................................   14
   Accumulation Unit Values...............................   14
   Internet, Interactive Voice Response and
     Telephone Transfers .................................   14
   Disruptive Trading and Market Timing...................   15
   Optional Programs and Benefits.........................   16
   Withdrawals............................................   22
   Contract Termination...................................   22
   Payment Upon Death Before Maturity Date ...............   22
THE ANNUITY PERIOD........................................   23
   Annuity Payments.......................................   23
   Annuity Payment Options ...............................   24
   Payment Upon Death After Maturity Date.................   26
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   26
   Valuation Date.........................................   26
   Valuation Period.......................................   26
   Accumulation Unit Value................................   26
   Net Investment Factor..................................   26
MISCELLANEOUS PROVISIONS..................................   26
   Assignment.............................................   26
   Payment Deferral.......................................   27
   Free Look Period.......................................   27
   Amendments to Contracts................................   27
   Substitution of Fund Shares............................   27
   Ownership of the Contract..............................   27
FEDERAL INCOME TAXES......................................   27
   Introduction...........................................   27
   Income Tax Status......................................   27
   Taxation of Annuities in General--Nonqualified Plans...   28
   Additional Considerations..............................   29
   Owner Control..........................................   29
   Diversification Standards .............................   30
   Taxation of Annuities in General--Qualified Plans......   31
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   34
SERVICING AGENT...........................................   34
STATE REGULATION..........................................   34
REPORTS...................................................   34
VOTING RIGHTS.............................................   34
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   34
LEGAL MATTERS.............................................   35
SAI TABLE OF CONTENTS.....................................   35
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES.........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ANNUITANT/JOINT ANNUITANT: There may be one or two annuitants. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences. If the contract is owned by a non-natural person, the annuitant will be considered the primary annuitant and cannot be changed after the contract has been issued.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity providing payments with a fixed dollar amount after the first payment is made.

LOAN DEBT: Loan debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the first contract anniversary and no later than the annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period."

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of outstanding shares.

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary with the investment experience of the subaccounts.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

    Deferred Surrender Charge (as a percentage
       of amount surrendered.....................   0%                  This table describes the fees and expenses that you will
    Transfer Charge(1)                                                  pay at the time that you surrender the contract or transfer
       Current ..................................   None                cash value between the subaccounts. State premium taxes may
       Maximum...................................   $20                 also be deducted.
------------------------------------------------------------------------------------------------------------------------------------
(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year.
    See "Transfer Charge."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
       Current...................................   $35
       Maximum(1)................................   $35
ANNUAL STEP-UP FEE(2) (as a percentage of the                           This table describes the fees and expenses that you will
       step-up amount)...........................   0.15%               pay periodically during the time that you own the contract,
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a                          not including annual fund fees and expenses.
       percentage of average account value)
       Mortality and Expense Risk Fee............  1.475%
       Daily Administrative Fee..................  0.125%
                                                   ------
       Total Annual Separate Account Expenses....  1.600%
------------------------------------------------------------------------------------------------------------------------------------
(1) This charge is deducted on each contract anniversary on a pro rata basis from the investment options you have selected. See
    "Deductions and Charges."

(2) We deduct this fee from the contract value on each contract anniversary up to and including the anniversary following the oldest owner's attained age 80 and upon full surrender if prior to the contract anniversary after the oldest owner's attained age 80.
    This fee will only be deducted if Death Benefit Option 2 is selected. See "Deductions and Charges."
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
                                                                        This table shows the minimum and maximum total operating
                                       Minimum      Maximum             expenses for the year ended 12/31/04, charged by the fund
                                       -------      -------             companies that you may pay periodically during the time
    Total Annual Fund Operating                                         that you own the contract. More detail concerning the
    Expenses (expenses that are                                         funds' fees and total and net fund operating expenses can
    deducted from the fund assets                                       be found after the Expense Examples and are contained in
    include management fees,                                            the fund prospectuses.
    12b-1 fees and other expenses)....  0.29%        2.68%
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                        OPTIONAL BENEFIT FEES
                                                        ---------------------

             This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the annual Separate Account Expenses listed on page 4.

------------------------------------------------------------------------------------------------------------------------------------
5-YEAR SURRENDER CHARGE FEE PERCENTAGE(1)                               The 5-Year Surrender Charge option can be elected in
    Current.........................................   0.250%           combination with any of the guaranteed benefit options.
    Maximum.........................................   1.000%
------------------------------------------------------------------------------------------------------------------------------------

             Since you can only elect one guaranteed benefit option, you should consult with your financial advisor as to whether the GMAB, the GMIB or the GMWB fits your particular needs.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE(2) (as a             GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE(3) (as a
percentage of the greater of the Guaranteed Amount                      percentage of the greater of the Guaranteed Annuitization
or Contract Value)                                                      Value or Contract Value)
    Current.........................................   0.500%               Current.........................................  0.600%
    Maximum.........................................   1.000%               Maximum.........................................  1.000%

                              If you elect GMWB, you will also need to elect one of the four versions.

             GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE(4) (as a percentage of the greater of the Benefit Amount or the Contract Value)

                                                                        LIFETIME GMWB - 5% WITHDRAWAL LIMIT
GMWB 5 - 5% WITHDRAWAL LIMIT                                                Current.........................................  0.600%
    Current.........................................   0.350%               Maximum.........................................  1.000%
    Maximum.........................................   1.000%
                                                                        LIFETIME GMWB FOR 2 - SPOUSAL CONTINUATION - 5% WITHDRAWAL
GMWB 7 - 7% WITHDRAWAL LIMIT                                            LIMIT
    Current.........................................   0.500%               Current.........................................  0.700%
    Maximum.........................................   1.000%               Maximum.........................................  1.000%
------------------------------------------------------------------------------------------------------------------------------------

(1) The 5-Year Surrender Charge Fee Percentage will be deducted annually on the contract anniversary only if you selected the 5-Year Surrender Charge Schedule. The fee percentage is locked in at the time you elect the benefit. See "Optional Programs and Benefits."

(2) The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Programs and Benefits."

(3) The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Programs and Benefits."

(4) The Guaranteed Minimum Withdrawal Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee varies depending on which version you elect and you may elect only one. The fee percentage is locked in at the time you elect the benefit. The fee charged at the time you elect the Optional Reset may be higher or lower than when you first elected GMWB. The fee, however, will not exceed the maximum charge of 1.000%. See "Optional Programs and Benefits."


------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES

These examples will help you compare the cost of investing in the contract if you elect the Lifetime GMWB for 2 - Spousal
Continuation Guaranteed Minimum Withdrawal Benefit. These
elections will result in the highest total cost of investing
in this contract.                                                       These examples are intended to help you compare the cost of investing in the contract with the cost of investing in
If you surrender or annuitize your contract at the end of the           annuity contracts. These costs include Contract Owner
applicable time period or do not surrender your contract, your          transaction expenses, maximum annual administrative charges,
maximum costs would be:                                                 maximum transfer charges, maximum contract fees, maximum
                                                                        of all applicable riders and benefit fees, separate account
     DEATH BENEFIT OPTION 1                                             annual expenses and the maximum annual fund operating
     ----------------------                                             expenses that were charged for the year ended 12/31/04.

           1 Year      3 Years   5 Years    10 Years                    The examples assume that you invest $10,000 in the contract
           -----------------------------------------                    for the time periods indicated. The examples also assume
            $559       $1,665    $2,759      $5,436                     that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your
     DEATH BENEFIT OPTION 2                                             actual costs may be higher or lower based on these
     ----------------------                                             assumptions.

           1 Year      3 Years   5 Years    10 Years
           -----------------------------------------
            $573       $1,706    $2,822      $5,540


-----------------------------------------------------------------------------------------------------------------------------------


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                  Series                                   Investment     Rule 12b-1   Other Operating       Total Annual Fund
                                                         Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix Mid-Cap Growth                                        0.80%          N/A             0.38% (4)              1.18% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme                                       0.75%          N/A             0.33%                  1.08%

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.30%                  1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                            0.75%          N/A             0.47% (3)              1.22% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                                0.85%          N/A             0.89% (1)              1.74% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.27% (2)              0.72% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.29%                  1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.21%                  0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                            0.70%          N/A             0.28% (3)              0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                             0.90%          N/A             0.67% (4)              1.57% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation                         0.58%          N/A             0.20%                  0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                                 0.70%          N/A             0.28% (3)              0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.24%                  0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.23%                  0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (5)      N/A             0.58% (2)              1.08% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             0.75% (1)              1.45% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             1.78% (1)              2.68% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             0.40% (1)              1.30% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.56% (3)              0.91% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             0.74% (3)              1.09% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.29% (3)              1.34% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.38% (3)              1.43% (6)
-----------------------------------------------------------------------------------------------------------------------------------

  (1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
  (2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
  (3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
  (4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
  (5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
  (6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                     Net Annual                                                         Net Annual
                                                     ----------                                                         ----------
             Series                Reimbursements  Fund Expenses             Series                 Reimbursements    Fund Expenses
             ------                --------------  -------------             ------                 --------------    -------------

Phoenix Mid-Cap Growth                 (0.03%)         1.15%     Phoenix-Kayne Rising Dividends         (0.60%)            0.85%

Phoenix-AIM Growth                     (0.22%)         1.00%     Phoenix-Kayne Small-Cap Quality Value  (1.63%)            1.05%
Phoenix-Alger Small-Cap Growth         (0.74%)         1.00%     Phoenix-Lazard International Equity    (0.25%)            1.05%
Phoenix-Alliance/Bernstein Enhanced    (0.07%)         0.65%      Select
 Index                                                           Phoenix-Northern Dow 30                (0.31%)            0.60%
Phoenix-Engemann Growth and Income     (0.03%)         0.95%     Phoenix-Northern Nasdaq-100 Index(R)   (0.49%)            0.60%
Phoenix-Engemann Small-Cap Growth      (0.32%)         1.25%     Phoenix-Sanford Bernstein Mid-Cap      (0.04%)            1.30%
Phoenix-Engemann Value Equity          (0.03%)         0.95%      Value
Phoenix-Goodwin Multi-Sector Short     (0.38%)         0.70%     Phoenix-Sanford Bernstein              (0.13%)            1.30%
 Term Bond                                                        Small-Cap Value

  (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                 Rule                                                Fund Expenses
                                                   Investment  12b-1 or      Other                     Contractual       After
                                                   Management   Service    Operating   Total Annual   Reimbursements Reimbursements
                     Series                           Fee        Fees      Expenses    Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund                    0.61%      N/A         0.30%        0.91%         (0.00%) (9)    0.91%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                     0.73%      N/A         0.31%        1.04%         (0.00%) (9)    1.04%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          0.61%      N/A         0.30%        0.91%         (0.00%) (9)    0.91%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             0.85%      N/A         0.12%        0.97%         (0.00%) (9)    0.97%

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                 Rule                                                Fund Expenses
                                                   Investment  12b-1 or      Other                     Contractual       After
                                                   Management   Service    Operating   Total Annual   Reimbursements Reimbursements
                     Series                           Fee        Fees      Expenses    Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------

Federated Fund for U.S. Government Securities II      0.60%      0.25% (1)   0.13%        0.98%         ---            ---(10)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares   0.60%      0.25% (1)   0.14%        0.99%         ---            ---(10)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                           0.57%      0.10%       0.11% (2)    0.78%         ---            ---(10)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                    0.58%      0.10%       0.14% (2)    0.82%         ---            ---(10)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                  0.58%      0.10%       0.10% (2)    0.78%         ---            ---(10)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         0.60%      0.25% (4)   0.15%        1.00%         (0.00%) (9)    1.00%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     0.68%      0.25%       0.19%        1.12%         (0.05%) (5)    1.07%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      0.79% (3)  0.25% (4)   0.07%        1.11%         (0.00%) (9)    1.11%
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                 0.75%      0.25%       0.37%        1.37%
----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                              0.50%      N/A         0.48%        0.98%         (0.08%) (6)    0.90%
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                           0.50%      N/A         0.39%        0.89%         (0.00%) (9)    0.89%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                               0.75%      N/A         0.42%        1.17%         (0.00%) (9)    1.17%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                        0.90%      N/A         0.73%        1.63%         (0.00%) (9)    1.63%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                        0.75%      N/A         0.71%        1.46%         (0.00%) (9)    1.46%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund             0.90%      N/A         0.73%        1.63%         (0.00%) (9)    1.63%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                     0.20%      N/A         0.09%        0.29%         (0.00%) (9)    0.29%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  0.80%      N/A         0.49%        1.29% (7)     ---            ---(10)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
anger International Select                           1.00%      N/A         0.43%        1.43%         (0.01%) (8)    1.42%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        1.17%      N/A         0.19%        1.36%         (0.16%) (8)    1.20%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                         0.95%      N/A         0.15%        1.10%         (0.10%) (8)    1.00%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         0.92%      N/A         0.08%        1.00%         (0.01%) (8)    0.99%

----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.

(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.

(3)  The fund administration fee is paid indirectly through the management fee.

(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.

(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees is 0.63% for the Templeton Foreign Securities Fund.

(6) For the year ending December 31, 2005 and through April 30, 2006, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.


(7) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.

(8) Management fees have been restated to reflect contractual changes to the management fee for the fund and will terminate on April 30, 2006. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.

(9) The amounts shown under "Contractual Reimbursements & Waivers" as (0.00%) reflect contractual situations where no reimbursements were received because actual fees did not exceed the waiver limits.

(10) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.



                                   Reimbursements    Net Annual                                     Reimbursements      Net Annual
                                   --------------    ----------                                     --------------      ----------
             Series                   & Waivers    Fund Expenses             Series                    & Waivers      Fund Expenses
             ------                --------------  -------------             ------                 --------------    -------------

Federated Fund for U.S. Government     (0.25%)         0.73%     VIP Growth Opportunities               (0.02%)            0.80%
 Securities II                                                    Portfolio
Federated High Income Bond Fund II -   (0.25%)         0.74%     VIP Growth Portfolio                   (0.03%)            0.75%
 Primary Shares
VIP Contrafund(R) Portfolio            (0.02%)         0.76%     Technology Portfolio                   (0.14%)            1.15%


  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at anytime without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.

    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.

    Certain terms used throughout the prospectus have been defined and can be found in the "Glossary of Special Terms" in the front of this prospectus.

OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers variable investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds. For more information, see "Investments of the Separate Account." You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond] Other than the minimum initial payment, there are no required premium payments.

[diamond] You may make premium payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond] Minimum initial premium payment - $30,000

[diamond] Minimum subsequent premium payments - $500

[diamond] Maximum total premium payments - $1,000,000 without our approval

          For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Premium payments are invested in one or more of the subaccounts.

[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable premium tax.

[diamond] Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEDUCTIONS AND CHARGES

FROM THE CONTRACT

[diamond] Annual Administrative Charge--currently, $35 annually. For more information, see "Deductions and Charges."


[diamond] Annual Step-up Fee--0.15%. For more information, see "Annual Step-up
          Fee."

[diamond] Guaranteed Minimum Accumulation Benefit fee--for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the greater of guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Income Benefit Rider fee--for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For more information, see "Deductions and Charges."


[diamond] Guaranteed Minimum Withdrawal Benefit fee--the fee percentage will vary depending on which one of the four available GMWB versions you elect. The fee is equal to a stated percentage multiplied by the greater of Benefit Amount or Contract Value on the date the fee is deducted.

-----------------------------------------------------------
          GMWB 5                       GMWB 7
   5% WITHDRAWAL LIMIT*         7% WITHDRAWAL LIMIT*
-----------------------------------------------------------
          0.350%                       0.500%
-----------------------------------------------------------
                                 LIFETIME GMWB FOR 2
       LIFETIME GMWB            SPOUSAL CONTINUATION
   5% WITHDRAWAL LIMIT**        5% WITHDRAWAL LIMIT**
-----------------------------------------------------------
          0.600%                       0.700%
-----------------------------------------------------------
 *  Available only on contracts issued on or after July 18, 2005.
** Available only on contracts issued on or after November 16, 2005 in states where the associated rider has been approved.

    For more information, see "Deductions and Charges" below.

[diamond] Premium Taxes--we will reimburse ourself for such taxes upon remittance to the applicable state. For more information, see "Premium Tax" and Appendix B.


[diamond] Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

          For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
[diamond] Daily administrative fee--0.125% annually. For more information, see
          "Deductions and Charges."

[diamond] Mortality and expense risk fee--1.475%. For more information, see
          "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected. For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

DEATH BENEFIT OPTIONS
    The contract offers two death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within ten days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value plus any charges made under the contract. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero or is insufficient to cover any assessed charges, the contract will immediately terminate without value. PHL Variable will notify you in writing that the contract has terminated.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company Financial Statements, is contained in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account (Freedom Edge(R)) at December 31, 2004, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 are contained in the Statement of Additional Information
(SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Accounts' rates that we credit during a guarantee period.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one, five and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $10,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. The amounts that will be available for annuity payments under a contract will depend on the investment performance. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts.

PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Insurance Company, a Connecticut stock life insurance company, incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06102-5056.

    PHL Variable is an indirectly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable.

    The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account.

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust
[diamond] Lazard Retirement Series
[diamond] Lord Abbett Series Fund, Inc.
[diamond] The Rydex Variable Trust
[diamond] Scudder Investments VIT Funds
[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling our Annuity Operations Division at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable, and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
[diamond] Minimum initial premium payment--$30,000
[diamond] Minimum subsequent premium payments --$500


    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. We cannot accept total premium payments in excess of $1,000,000 without prior approval. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Programs and Benefits."


    Premium payments received under the contract will be allocated in any combination to any subaccount in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;
(2) the method and frequency of premium payments; and
(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts in which you have an interest. If you fully surrender your contract, the full administrative fee, if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $30,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect annuity payment options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

ANNUAL STEP-UP FEE
    The annual step-up fee applies to Death Benefit Option 2 only. It is equal to the annual step-up fee percentage of 0.15%, multiplied by the annual step-up amount on the date the fee is deducted. We will deduct this fee annually on each contract anniversary up to and including the contract anniversary following the oldest owner's attained age 80 and upon full surrender of the contract if surrender is prior to the contract anniversary following the oldest owner's attained age 80. The fee will be deducted from the total contract value with each subaccount, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses.

GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE
    Currently, the fee is equal to 0.50%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.00%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. The fee is deducted on each contract anniversary during the ten year term. If this benefit terminates on the contract anniversary prior to the end of the term for any reason other than death or annuitization, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or annuitization, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount bearing a prorated share of such fee based on the proportionate contract value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments.

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE
    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount bearing a pro rata share of such fee based on the proportionate contract value of each subaccount. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

    The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FEE

    If the Guaranteed Minimum Withdrawal Benefit rider is part of your contract, we will deduct a fee. The fee percentage will vary depending on which one of the four available GMWB versions you elect. The fee is equal to a stated percentage multiplied by the greater of Benefit Amount or Contract Value on the date the fee is deducted.

-----------------------------------------------------------
          GMWB 5                       GMWB 7
   5% WITHDRAWAL LIMIT*         7% WITHDRAWAL LIMIT*
-----------------------------------------------------------
          0.350%                       0.500%
-----------------------------------------------------------
                                 LIFETIME GMWB FOR 2
       LIFETIME GMWB            SPOUSAL CONTINUATION
   5% WITHDRAWAL LIMIT**        5% WITHDRAWAL LIMIT**
-----------------------------------------------------------
          0.600%                       0.700%
-----------------------------------------------------------
 *  Available only on contracts issued on or after July 18, 2005.
** Available only on contracts issued on or after November 16, 2005 in states where the associated rider has been approved.

    For all versions, we reserve the right to charge up to 1.000%, multiplied by the greater of the Benefit Amount or Contract Value on the date that the fee is deducted. The fee percentage is locked in on the date that this rider is added to the contract.

    The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount, bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments.


    If you elect the Guaranteed Minimum Withdrawal Benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Income Benefit.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is 1.475% and is assessed against the daily net assets of the subaccounts. Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and premium taxes, see "Appendix B."

TRANSFER CHARGE
    Currently, there is no charge for transfers. However, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

REDUCED FEES, CREDITS AND EXCESS INTEREST
    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, or credit excess interest when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated purchase payments;

(3) whether there is a preexisting relationship with the company such as being an employee of the company or its affiliates and their spouses; or to employees or agents who retire from the company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate.

    Any reduction or elimination of the mortality and expense risk fee or withdrawal charge or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial premium payment will be applied within two days of receipt at our Annuity Operations Division if the application or order form for a contract is complete. In the event that an incomplete application is received, we will notify your registered representative, who in turn will contact you. If the information that is required to complete the application is received within five days after the initial receipt of the application, the premium payment will be applied within two days of the completed application receipt date. If our Annuity Operations Division does not accept the application or order form within five business days of receipt by our Annuity Operations Division, then your premium payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application or order form is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional premium payments are used to purchase accumulation units of the subaccounts, at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


    Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the Contract Value among one or more of the subaccounts. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts, does not automatically change the payment allocation schedule of your contract.


    You may also request transfers and changes in payment allocations among available subaccounts by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, 12 transfers are permitted from the subaccounts; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing."

DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other contract owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.


OPTIONAL PROGRAMS AND BENEFITS

    You may elect optional programs and riders that we offer under the contract. The availability of these programs or riders may also be subject to state availability. We also reserve the right to change, add or delete optional programs and riders subject to any applicable law.

ASSET ALLOCATION MODEL PROGRAM
    We offer five asset allocation models from which you may choose for use with this benefit. Asset allocation is the distribution of investments among various participating subaccounts and involves decisions about which subaccount should be selected and how much of the total contract value should be allocated to each subaccount. The strategy behind asset allocation models is that diversification among subaccounts may help reduce volatility over the long term.

    PHL Variable and Ibbotson Associates have developed five asset allocation models, each comprised of carefully selected combinations of subaccounts. The asset allocation models approved for use with the GMAB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals in the future, we may offer other reallocation services. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semi-annual or annual basis. Transfer charges do not apply to this program.

    The Asset Rebalancing Program is not available to individuals while the Dollar Cost Averaging Program is in effect.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of more than $1,000,000 requires our approval before we will accept them for processing. You must have an initial value of $2,000 in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount but may be allocated to multiple receiving subaccounts. Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day. Transfer charges do not apply to this program.

    The Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.


GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB)

    The GMAB is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a 10-year term. Currently, we only allow you to elect this rider on the Contract Date. This rider must be elected prior to issue and may be terminated at any time by request.


    A fee for this benefit is deducted on each contract anniversary during the 10-year term. See "Deductions and Charges."

    The benefit is available if each owner and Annuitant are less than 81 years old on the date that this rider is added to the Contract (the "rider date").

    The GMAB is only available if you allocate your premiums to an approved asset allocation model for the 10-year term. Currently, the asset allocation models approved for use with the GMAB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services.

    For more information, see "Asset Allocation Model Program."

GUARANTEED AMOUNT
    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

    A = the contract value on the rider date.

    B = 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

    C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT
    If on the last day of the term:

[diamond] the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

[diamond] the contract value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

[diamond] the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

BENEFIT TERMINATION
    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

[diamond] the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

[diamond] the date that a full surrender is made;

[diamond] the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

[diamond] the contract annuitizes; or

[diamond] the termination of the contract.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit that is provided by this rider would not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitants 90th birthday.


    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges" above. Currently, we only allow you to elect this rider on the Contract Date. Once you elect this benefit rider, it is irrevocable. You should consult with a qualified financial advisor before you make your decision.



GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005), the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=  any tax that may be due.

    After the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005), the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005).

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005).

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005).

    D=  any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A Guaranteed Annuitization Value Reduction is an amount determined for each withdrawal that occurs on or after initial election of the GMIB rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those excess withdrawals will reduce the Guaranteed Annuitization Value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the Guaranteed Annuitization Value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.

    The Guaranteed Annuitization Value Reduction is equal to the sum of A and B where:

    A = the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and B = (a) multiplied by (b), where:
        (a) = the Guaranteed Annuitization Value immediately prior to the withdrawal less the value determined in "A" above;
        (b) = 1 minus the result of (c) divided by (d), where:
        (c) = the Contract Value after the withdrawal, and
        (d) = the Contract Value before the withdrawal less the value determined in "A" above.

 EFFECTIVE ANNUAL RATE
    The effective annual rate is equal to 5%.

TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitants named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitants named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

    UNLESS OTHERWISE SPECIFIED BELOW, ALL FEATURES AND BENEFITS OF THE GMWB RIDER, WHETHER ISSUED BEFORE, ON OR AFTER NOVEMBER 16, 2005 ARE THE SAME.

    This optional rider provides a Guaranteed Minimum Withdrawal Benefit that guarantees at least the return of your Contract Value on the date that this rider is added to the contract ("rider date") plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage. The Benefit Amount Percentage is currently 105%. If your rider was issued on or after November 16, 2005 in states where the rider has been approved, you must annuitize your contract under one of the GMWB Annuity Payment Options described below to receive the benefits provided by this rider.

    The GMWB is intended to help protect you against poor market performance if you make withdrawals within the limits described below. The GMWB does not establish or guarantee a Contract Value or in any way guarantee the investment performance of any investment option available under the contract. You may begin taking withdrawals immediately or at a later time; you will not lose the guarantee if you don't make withdrawals or if you withdraw less than the Withdrawal Limit (as described below). If you do make withdrawals, income taxes, tax penalties and surrender charges may apply.

    We offer four versions of the GMWB: GMWB 5, GMWB 7, Lifetime GMWB and Lifetime GMWB for 2 - Spousal Continuation ("Lifetime GMWB for 2"). GMWB 5 and GMWB 7 are non-lifetime withdrawal benefits; Lifetime GMWB and Lifetime GMWB for 2 are lifetime withdrawal benefits. The GMWB guarantees withdrawals or payments each year equal to the Withdrawal Limit until we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage. In addition, if you elect Lifetime GMWB and the owner is alive after we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage, we will continue to make payments each year equal to the Withdrawal Limit until the death of the owner. If you elect Lifetime GMWB for 2 and the owner and/or beneficiary is alive after we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage, we will continue to make payments each year equal to the Withdrawal Limit until the later of the death of the owner and beneficiary.

    You elect one version of the GMWB on the rider date and this election is irrevocable except as provided in the Optional Reset provision described below. Currently, we only allow you to elect this rider on the Contract Date. The GMWB can not be terminated except as described below.


    This rider is subject to the following issue age, ownership, and beneficiary limitations, subject to state regulations.

    For the GMWB 5 and GMWB 7 versions, for nonqualified plans, the base contract minimum and maximum issue ages apply to this rider. For qualified plans, the base contract minimum issue age applies to this rider and the maximum issue age is 80.

    For the Lifetime GMWB version, there can be only one owner, and the owner must be a natural person. For nonqualified plans, the base contract maximum issue age applies to this rider and the minimum issue age is 60. For qualified plans, the minimum issue age is 60 and the maximum issue age is 80.

    For the Lifetime GMWB for 2 version, there may be one or two owners and both must be natural persons. If there is one owner, the spouse must be sole beneficiary and eligible for spousal continuation of contract. If there are two owners, they must be spouses and eligible for spousal continuation of contract; the same two individuals must be the beneficiaries. For nonqualified plans, the minimum issue age is 65 for the owner and beneficiary and the base contract maximum issue age applies to this rider. For qualified plans, the minimum issue age is 65 for the owner and beneficiary and the maximum issue age is 80 for the owner and beneficiary.

    A fee for this benefit is deducted on each contract anniversary and varies depending on which one of the four GMWB versions you elect. See "Deductions and Charges" above.

ASSET ALLOCATION REQUIREMENTS
    The GMWB is available only if you allocate your premiums to an approved asset allocation model for the term of the benefit. Currently, the asset allocation models approved for use with the GMWB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments.

    Subject to regulatory requirements and approvals, in the future we may offer other reallocation services.

    For more information on the asset allocation models, see "Asset Allocation Model Program."

BENEFIT AMOUNT
    The Benefit Amount is the amount available for withdrawals or payments and is established for the sole purpose of determining the Withdrawal Limit, Benefit Payment and Benefit Payment Duration. It is not used in calculating the surrender value or other values or benefits.

    The Benefit Amount is calculated on the rider date. If the rider is not issued as a result of an Optional Reset, the Benefit Amount is equal to the Contract Value on the rider date multiplied by the Benefit Amount Percentage. The Benefit Amount will change as a result of subsequent premium payments, withdrawals or an Optional Reset as described below.

    The Benefit Amount is recalculated after each subsequent premium payment. The new Benefit Amount is equal to the current Benefit Amount plus the Benefit Amount Percentage multiplied by the subsequent premium payment. If your rider was issued on or after November 16, 2005 in states where the rider has been approved, the new Benefit Amount (calculated as a result of a subsequent premium payment) will never be greater than the Contract Value on the rider date plus total subsequent premium payments less total withdrawals made after the rider date, multiplied by the Benefit Amount Percentage.

    The Benefit Amount is recalculated after each withdrawal. If the Contract Value before the withdrawal is greater than or equal to the Benefit Amount before the withdrawal, the new Benefit Amount is equal to the Benefit Amount before the withdrawal less the amount of the withdrawal. If the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal, then the new Benefit Amount is equal to the Contract Value after the withdrawal. The Benefit Amount may never be less than zero.

    Withdrawals taken to meet Required Minimum Distribution requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.

WITHDRAWAL LIMIT
    The Withdrawal Limit is calculated on the rider date and is equal to the initial Benefit Amount multiplied by the Withdrawal Limit Percentage, currently 7% for GMWB 7 and 5% for GMWB 5, Lifetime GMWB and Lifetime GMWB for 2. The Withdrawal Limit will change as a result of subsequent premium payments, withdrawals or an Optional Reset as described below.

    If the sum of all withdrawals in any given rider does not exceed the Withdrawal Limit, no surrender charge will be deducted, even if such withdrawals exceed the free withdrawal amount. If the free withdrawal amount is less than the Withdrawal Limit, withdrawals in excess of the Withdrawal Limit will be subject to a surrender charge.

    Withdrawals taken to meet Required Minimum Distribution requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.

IF YOUR RIDER WAS ISSUED BEFORE NOVEMBER 16, 2005 OR IN STATES WHERE THE RIDER HAS NOT BEEN APPROVED:

    The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to (A) multiplied by (B), added to (C), where:

    (A) = Withdrawal Limit Percentage;

    (B) = Benefit Amount Percentage multiplied by the premium payment; and

    (C) = current Withdrawal Limit.

    The Withdrawal Limit is recalculated after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero. If the Benefit Amount is reduced to zero, then the Withdrawal Limit is equal to zero.

IF YOUR RIDER WAS ISSUED ON OR AFTER NOVEMBER 16, 2005 IN STATES WHERE THE RIDER HAS BEEN APPROVED:

    The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to the greater of the current Withdrawal Limit and the Withdrawal Limit Percentage multiplied by the Benefit Amount after the subsequent premium payment.

    The Withdrawal Limit is recalculated after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero.

 OPTIONAL RESET
    The purpose of an Optional Reset is to lock in a higher Benefit Amount, which may increase the Withdrawal Limit and lengthen the period of time over which withdrawals and payments can be taken. Locking in a higher Benefit Amount increases your total future guaranteed withdrawals or payments.

    If you have Lifetime GMWB or Lifetime GMWB for 2, you may elect an Optional Reset on the first rider anniversary or any subsequent rider anniversary where the Contract Value is greater than the Benefit Amount. If you have GMWB 5 or GMWB 7, you may elect an Optional Reset on the fifth rider anniversary or any rider anniversary thereafter where the Contract Value is greater than the Benefit Amount.

    If you elect the Optional Reset, we will terminate the existing rider and issue a new rider. At that time, you will be given the opportunity to change to a different version of the GMWB if you meet all of the issue age, ownership and beneficiary requirements. You must notify us within 30 days after the rider anniversary that you wish to elect the Optional Reset.

    As a result of an Optional Reset, we will set the Benefit Amount equal to the Contract Value on the date of the reset. In addition, we will set the Withdrawal Limit equal to the Withdrawal Limit Percentage (under the new rider) multiplied by the Benefit Amount. We will also reset the Benefit Amount Percentage and the GMWB Fee Percentage to the then current percentages we are offering for new issues of the rider on the date of the reset. The GMWB Fee Percentage will never exceed the maximum charge of 1.000%.

    We reserve the right to prohibit the Optional Reset if we no longer offer GMWB as an additional option on new issues of the contract.

CONTRACT VALUE REDUCED TO ZERO
    If the Contract Value is reduced to zero, you will begin receiving monthly payments one month following the date the Contract Value is reduced to zero as described below. Subsequent payments will be made on the same date each month as the first payment. Payments may not be commuted or accelerated. Once you begin receiving monthly payments you will be prohibited from making any further premium payments, withdrawals, transfers, surrenders, or commencing annuity payments under an Annuity Payment Option as described in the contract. In addition, you will be prohibited from electing the Optional Reset or any other optional riders previously available under your contract.

    The Benefit Payment is the amount of each monthly payment we will make to you after your Contract Value has been reduced to zero. The Benefit Payment is calculated on the date the Contract Value is reduced to zero. The Benefit Payment is equal to one twelfth of the Withdrawal Limit on the date the Contract Value is reduced to zero.

    The Benefit Payment Duration is the number of months it will take for us to return the Benefit Amount remaining on the date the Contract Value is reduced to zero. The Benefit Payment Duration is equal to (A) divided by (B), rounded to the next highest whole number, where:

    A = the Benefit Amount on the date the Contract Value is reduced to zero;
        and

    B = the amount of the Benefit Payment.

    The Benefit Payment Duration may be zero, if (A) above is equal to zero.

IF YOUR RIDER WAS ISSUED BEFORE NOVEMBER 16, 2005 OR IN STATES WHERE THE RIDER HAS NOT BEEN APPROVED:

    You will receive monthly payments equal to the Benefit Payment for the Benefit Payment Duration. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of monthly payments. Except to the extent required under Federal income tax laws, the total annual payments will not exceed the Withdrawal Limit on the date the Contract Value was reduced to zero. Monthly payments made under this rider shall be considered withdrawals from the contract under Federal income tax law, and shall be subject to the same requirements as any other withdrawal. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract may need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the GMWB rider itself.

IF YOUR RIDER WAS ISSUED ON OR AFTER NOVEMBER 16, 2005 IN STATES WHERE THE RIDER HAS BEEN APPROVED:

[diamond] We will set the Maturity Date equal to the date the Contract Value is reduced to zero.

[diamond] If you have GMWB 5 or GMWB 7 and the Benefit Amount is greater than zero, you will receive fixed annuity payments under the GMWB Specified Period Certain Payment Option described below.

[diamond] If you have Lifetime GMWB and the original owner is alive, you will receive fixed annuity payments under the GMWB Life with Period Certain Payment Option described below.

[diamond] If you have Lifetime GMWB and the original owner is not alive (but the beneficiary has elected to continue the contract under spousal continuation) and the Benefit Amount is greater than zero, you will receive fixed annuity payments under the GMWB Specified Period Certain Payment Option described below.

[diamond] If you have Lifetime GMWB for 2, you will receive fixed annuity payments under the GMWB Joint Life with Period Certain Payment Option described below.

GMWB ANNUITY PAYMENT OPTIONS
    This section describes the GMWB Annuity Payment Options available if your rider was issued on or after November 16, 2005 in states where the rider has been approved.

    GMWB SPECIFIED PERIOD CERTAIN PAYMENT OPTION: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. Upon the death of the last surviving owner (or Annuitant, if the owner is a non-natural person), annuity payments, if any remain, will continue to the beneficiary. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of monthly fixed annuity payments under this option.

    GMWB LIFE WITH PERIOD CERTAIN PAYMENT OPTION: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. If the owner is still alive after the Benefit Payment Duration, we will continue to make payments until the death of the original owner, subject to proof of survivorship. Upon the death of the owner, annuity payments, if any remain, will continue to the beneficiary.

    GMWB JOINT LIFE WITH PERIOD CERTAIN PAYMENT OPTION: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. If the owner is still alive after the Benefit Payment Duration, we will continue to make payments until the later of the death of the original owner and the beneficiary, subject to proof of survivorship. Upon the death of the owner and beneficiary, annuity payments, if any remain, will continue to the beneficiary.

BENEFIT TERMINATION
    This benefit will terminate without value on the occurrence of any of the following events:

[diamond] the change of ownership of the contract for any reason; or

[diamond] the commencement of annuity payments under an Annuity Payment Option as described in the contract; or

[diamond] termination of the contract to which this benefit is attached; or

[diamond] the election of the Optional Reset, if available; or

[diamond] the surrender of the contract; or

[diamond] the death of the owner (or Annuitant, if the owner is a non-natural person) unless the contract is continued by a surviving spouse; or

[diamond] any portion of the Contract Value is no longer invested in accordance with the requirements of an asset allocation program; or

[diamond] if you have GMWB 5 or GMWB 7, when the Contract Value and Benefit
          Amount have been reduced to zero; or

[diamond] if you have Lifetime GMWB, when the Contract Value and Benefit Amount have been reduced to zero and upon death of the original owner; or

[diamond] if you have Lifetime GMWB for 2, when the Contract Value and Benefit
          Amount have been reduced to zero and upon the later of the death of the original owner and the beneficiary.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each subaccount bearing a pro rata share.


    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge for participating in this program.

WITHDRAWALS
    Prior to the maturity date, amounts held under the contract may be withdrawn in whole or in part, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals. After the maturity date, unscheduled withdrawals may only be made if you have selected Annuity Payment Options K or
L. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans in accordance with Internal Revenue Service regulations. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities."

    Requests for partial or full withdrawals should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation date, the contract value is zero or insufficient to cover any assessed charges. PHL Variable will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

DEATH BENEFIT
    The death benefit guarantees that the proceeds will not be less than the premium payments paid for the contract (less any adjusted partial withdrawals). The owner elects the death benefit at the time that the initial premium payment is made. If no option has been chosen, Death Benefit Option 1 will apply. If the owner elects Death Benefit Option 2, the annual step-up fee will apply. For more information, see "Annual Step-up Fee."

WHEN IS THE DEATH BENEFIT PAYABLE
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?

[diamond] DEATH OF AN OWNER
          If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond] DEATH OF AN OWNER - MULTIPLE OWNERS
          If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, a death benefit is not paid. The owner may appoint a new joint annuitant.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the same death benefit option will remain in effect.

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner. If a joint annuitant dies prior to the maturity date, a death benefit is not paid and the owner may elect a new joint annuitant. The death of the primary annuitant will be treated as the death of the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond] DEATH BENEFIT 1--RETURN OF PREMIUM
          Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit less any premium tax is the greater of:

             a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
             b)  the contract value on the claim date.

[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP

    Prior to the contract anniversary following the oldest owner's attained age 80, the death benefit less any premium tax is the greater of:

             a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
             b)  the contract value on the claim date; or
             c)  the annual step-up amount (as defined below).

    On or after the contract anniversary following the oldest owner's attained age 80, the death benefit less any premium tax is the greater of:

             a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
             b)  the contract value on the claim date.

    If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract, the death benefit will be calculated using the surviving spouse's attained age.

    Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

    Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a fixed payment annuity is selected. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited.

    The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performance are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following annuity payment options is based upon the annuity payment option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the annuity payment options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. No income is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVORSHIP LIFE ANNUITY
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for 10 years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVORSHIP VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments. For details, see "Variable Annuity Payments" and the "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. The net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus
2. The sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Option M.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

-------------------------------------------------------
New Year's Day                    Independence Day
--------------------------------- ---------------------
Martin Luther King, Jr. Day       Labor Day
--------------------------------- ---------------------
Presidents Day                    Thanksgiving Day
--------------------------------- ---------------------
Good Friday                       Christmas Day
--------------------------------- ---------------------
Memorial Day
-------------------------------------------------------

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date" Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option I.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within 10 days after you receive it and receive in cash the contract value plus any charges made under the contract. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If applicable state law requires, we will return the full amount of any premium payments we received.

    In states that require return of premium payments during the Free Look Period, we reserve the right to issue the Temporary Money Market Allocation Amendment with the contract, during periods of extreme market volatility. If this amendment is issued with your contract, we will allocate those portions of your initial premium payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in our judgment, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex.

Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut 06115. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.

    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.

    We pay broker-dealers who sell the contract a commission of generally up to 1% of premium payments and a trail commission which is determined as a percentage of the contract value. Broker-dealers receiving commissions will generally pay a portion of it to their registered representatives as compensation related to sales of the contracts.

    To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

SERVICING AGENT
--------------------------------------------------------------------------------
    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

---------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
---------------------------------------------------------
             2002                          N/A
---------------------------------------------------------
             2003                     $1.7 Million
---------------------------------------------------------
             2004                     $2.2 Million
---------------------------------------------------------

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Separate Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Separate Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount, for which no timely instructions from owners are received, in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------
    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable. The Table of Contents of the SAI is set forth below:

[diamond] PHL Variable Insurance Company
[diamond] Underwriter
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Investment Type
                                                ------------------------------------------------------------------------------------
                 Subaccount                      Aggressive Growth   Conservative   Growth   Growth & Income   Income   Specialty
------------------------------------------------------------------------------------------------------------------------------------

Phoenix Mid-Cap Growth Series                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                                                        |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                               |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                     |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                    Phoenix       Phoenix      Duff & Phelps
                                                   Investment     Variable      Investment       AIM        Engemann      Fred Alger
                                                    Counsel,      Advisors,     Management     Advisors,      Asset       Management
                  Subaccount                          Inc.          Inc.           Co.           Inc.       Management       Inc.
------------------------------------------------------------------------------------------------------------------------------------

Phoenix Mid-Cap Growth Series                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                                      |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                    |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                  Deutsche      Federated      Fidelity       Franklin      Lazard
                                                   Asset        Investment    Management       Mutual        Asset
                                                 Management,    Management   and Research     Advisors,    Management  Lord Abbett &
                  Subaccount                        Inc.         Company       Company          LLC           LLC        Co. LLC
------------------------------------------------------------------------------------------------------------------------------------

Phoenix Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                     Morgan                                                               Columbia
                                                    Stanley                            Templeton        Templeton          Wanger
                                                   Investment           Rydex           Global          Investment          Asset
                                                   Management           Global         Advisors          Counsel,         Management
                  Subaccount                          Inc.             Advisors        Limited             LLC               L.P.
------------------------------------------------------------------------------------------------------------------------------------

Phoenix Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                |X|
------------------------------------------------------------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Subadvisors
                                                   ---------------------------------------------------------------------------------
                                                       Aberdeen           AIM            Alliance                          Fred
                                                        Asset           Capital          Capital         Engemann          Alger
                                                      Management       Management,      Management,        Asset         Management,
                       Subaccount                        Inc.             Inc.             L.P.          Management         Inc.
------------------------------------------------------------------------------------------------------------------------------------

Phoenix Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)  Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Subadvisors
                                                   ---------------------------------------------------------------------------------
                                                          Kayne
                                                        Anderson
                                                         Rudnick               Lazard             Northern            Bennett
                                                        Investment              Asset               Trust             Lawrence
                                                        Management,           Management         Investments,        Management,
                       Subaccount                          LLC                   LLC                 N.A.                LLC
------------------------------------------------------------------------------------------------------------------------------------

Phoenix Mid-Cap Growth Series                                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                                                                                          |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)  Series                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00

NOTE: The above tax deduction rates are as of January 1, 2005. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."



________________________

 * Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT        OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

PHOENIX MID-CAP GROWTH

===================================================================================================================================
         From 10/27/03* to 12/31/03                                        $2.000                $1.071                 18
         From 1/1/04 to 12/31/04                                           $1.071                $1.124                 20


PHOENIX STRATEGIC THEME

===================================================================================================================================
         From 10/16/03* to 12/31/03                                        $2.000                $1.109                  7
         From 1/1/04 to 12/31/04                                           $1.109                $1.150                  7

PHOENIX-ABERDEEN INTERNATIONAL
===================================================================================================================================
         From 10/6/03* to 12/31/03                                         $2.000                $1.179                 26
         From 1/1/04 to 12/31/04                                           $1.179                $1.402                 152

PHOENIX-AIM GROWTH
===================================================================================================================================
         From 10/20/03* to 12/31/03                                        $2.000                $1.053                 57
         From 1/1/04 to 12/31/04                                           $1.053                $1.080                 104

PHOENIX-ALGER SMALL-CAP GROWTH
===================================================================================================================================
         From 11/20/03* to 12/31/03                                        $2.000                $1.145                 41
         From 1/1/04 to 12/31/04                                           $1.145                $1.151                 55

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
===================================================================================================================================
         From 9/26/03* to 12/31/03                                         $2.000                $1.106                  5
         From 1/1/04 to 12/31/04                                           $1.106                $1.195                 75

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================================================================================
         From 8/29/03* to 12/31/03                                         $2.000                $1.170                 48
         From 1/1/04 to 12/31/04                                           $1.170                $1.551                 110

PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================================================================================
         From 9/18/03* to 12/31/03                                         $2.000                $1.077                 16
         From 1/1/04 to 12/31/04                                           $1.077                $1.113                 16

PHOENIX-ENGEMANN GROWTH AND INCOME
===================================================================================================================================
         From 8/29/03* to 12/31/03                                         $2.000                $1.118                 25
         From 1/1/04 to 12/31/04                                           $1.118                $1.216                 135

PHOENIX-ENGEMANN SMALL-CAP GROWTH
===================================================================================================================================
         From 9/18/03* to 12/31/03                                         $2.000                $1.135                 25
         From 1/1/04 to 12/31/04                                           $1.135                $1.225                 17

PHOENIX-ENGEMANN STRATEGIC ALLOCATION
===================================================================================================================================
         From 11/20/03* to 12/31/03                                        $2.000                $1.081                 165
         From 1/1/04 to 12/31/04                                           $1.081                $1.143                 279


 * Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT        OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ENGEMANN VALUE EQUITY
===================================================================================================================================
         From 10/17/03* to 12/31/03                                        $2.000                $1.080                 25
         From 1/1/04 to 12/31/04                                           $1.080                $1.200                 63

PHOENIX-GOODWIN MONEY MARKET
===================================================================================================================================
         From 8/26/03* to 12/31/03                                         $2.000                $0.996                 650
         From 1/1/04 to 12/31/04                                           $0.996                $0.987                6,138

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================================================================================
         From 9/26/03* to 12/31/03                                         $2.000                $1.057                 591
         From 1/1/04 to 12/31/04                                           $1.057                $1.111                1,003

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
===================================================================================================================================
         From 8/29/03* to 12/31/03                                         $2.000                $1.035                 333
         From 1/1/04 to 12/31/04                                           $1.035                $1.073                1,468

PHOENIX-KAYNE RISING DIVIDENDS
===================================================================================================================================
         From 9/9/03* to 12/31/03                                          $2.000                $1.076                 16
         From 1/1/04 to 12/31/04                                           $1.076                $1.114                 22

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
===================================================================================================================================
         From 2/5/04* to 12/31/04                                          $2.000                $1.370                 118

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
===================================================================================================================================
         From 12/4/03* to 12/31/03                                         $2.000                $1.778                  3
         From 1/1/04 to 12/31/04                                           $1.778                $1.343                 159

PHOENIX-NORTHERN DOW 30
===================================================================================================================================
         From 10/31/03* to 12/31/03                                        $2.000                $1.128                  7
         From 1/1/04 to 12/31/04                                           $1.128                $1.162                 31

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
===================================================================================================================================
         From 8/29/03* to 12/31/03                                         $2.000                $1.137                  8
         From 1/1/04 to 12/31/04                                           $1.137                $1.231                 170

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================================================================================
         From 9/26/03* to 12/31/03                                         $2.000                $1.202                 67
         From 1/1/04 to 12/31/04                                           $1.202                $1.425                 71

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================================================================================
         From 9/26/03* to 12/31/03                                         $2.000                $1.227                  5
         From 1/1/04 to 12/31/04                                           $1.227                $1.481                 37

AIM V.I. CAPITAL APPRECIATION FUND
===================================================================================================================================
         From 12/4/03* to 12/31/03                                         $2.000                $1.111                  2
         From 1/1/04 to 12/31/04                                           $1.111                $1.165                 69

AIM V.I. MID CAP CORE EQUITY
===================================================================================================================================
         From 12/3/04* to 12/31/04                                         $2.000                $1.016                 22

AIM V.I. PREMIER EQUITY FUND
===================================================================================================================================
         From 8/26/03* to 12/31/03                                         $2.000                $1.094                 13
         From 1/1/04 to 12/31/04                                           $1.094                $1.139                 11



 * Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT        OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================================================================================
         From 10/16/03* to 12/31/03                                        $2.000                $1.082                 12
         From 1/1/04 to 12/31/04                                           $1.082                $1.152                 12

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================================================================================
         From 8/29/03* to 12/31/03                                         $2.000                $1.013                 346
         From 1/1/04 to 12/31/04                                           $1.013                $1.033                 536

FEDERATED HIGH INCOME BOND FUND II
===================================================================================================================================
         From 8/26/03* to 12/31/03                                         $2.000                $1.071                 179
         From 1/1/04 to 12/31/04                                           $1.071                $1.164                 176

VIP CONTRAFUND(R) PORTFOLIO
===================================================================================================================================
         From 10/8/03* to 12/31/03                                         $2.000                $1.126                 11
         From 1/1/04 to 12/31/04                                           $1.126                $1.278                 57

VIP GROWTH OPPORTUNITIES PORTFOLIO
===================================================================================================================================
         From 8/29/03* to 12/31/03                                         $2.000                $1.114                  8
         From 1/1/04 to 12/31/04                                           $1.114                $1.173                 10

VIP GROWTH PORTFOLIO
===================================================================================================================================
         From 9/26/03* to 12/31/03                                         $2.000                $1.119                 132
         From 1/1/04 to 12/31/04                                           $1.119                $1.137                 223

MUTUAL SHARES SECURITIES FUND
===================================================================================================================================
         From 10/8/03* to 12/31/03                                         $2.000                $1.120                 82
         From 1/1/04 to 12/31/04                                           $1.120                $1.242                 97

TEMPLETON FOREIGN SECURITIES FUND
===================================================================================================================================
         From 10/6/03* to 12/31/03                                         $2.000                $1.162                 29
         From 1/1/04 to 12/31/04                                           $1.162                $1.355                 58

TEMPLETON GROWTH SECURITIES FUND
===================================================================================================================================
         From 11/20/03* to 12/31/03                                        $2.000                $1.153                 193
         From 1/1/04 to 12/31/04                                           $1.153                $1.316                 454

RYDEX VARIABLE TRUST JUNO FUND
===================================================================================================================================
         From 9/9/03* to 12/31/03                                          $2.000                $0.942                 25
         From 1/1/04 to 12/31/04                                           $0.942                $0.828                 236

RYDEX VARIABLE TRUST NOVA FUND
===================================================================================================================================
         From 9/9/03* to 12/31/03                                          $2.000                $1.168                  6
         From 1/1/04 to 12/31/04                                           $1.168                $1.318                 147

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
===================================================================================================================================
         From 10/16/03* to 12/31/03                                        $2.000                $1.105                 11
         From 1/1/04 to 12/31/04                                           $1.105                $1.204                 18


SCUDDER VIT EQUITY 500 INDEX FUND
===================================================================================================================================
         From 10/6/03* to 12/31/03                                         $2.000                $1.115                 65
         From 1/1/04 to 12/31/04                                           $1.115                $1.213                 507


 * Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT        OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY PORTFOLIO
===================================================================================================================================
         From 9/26/03* to 12/31/03                                         $2.000                $1.140                  3
         From 1/1/04 to 12/31/04                                           $1.140                $1.103                  6

WANGER INTERNATIONAL SMALL CAP
===================================================================================================================================
         From 10/8/03* to 12/31/03                                         $2.000                $1.238                 110
         From 1/1/04 to 12/31/04                                           $1.238                $1.587                 152

WANGER SELECT
===================================================================================================================================
         From 8/29/03* to 12/31/03                                         $2.000                $1.063                 11
         From 1/1/04 to 12/31/04                                           $1.063                $1.248                 26

WANGER U.S. SMALLER COMPANIES
===================================================================================================================================
         From 8/29/03* to 12/31/03                                         $2.000                $1.149                 65
         From 1/1/04 to 12/31/04                                           $1.149                $1.338                 75







 * Date subaccount began operations.

                                     PART B

                                                                     [VERSION B]

                                 FREEDOM EDGE(R)

             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
PHL Variable Insurance Company                       ANNUITY OPERATIONS DIVISION
One American Row                                                     PO Box 8027
Hartford, Connecticut 06102                     Boston, Massachusetts 02266-8027






                                November 16, 2005

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated November 16, 2005. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

PHL Variable Insurance Company............................................     2

Underwriter...............................................................     2

Performance History.......................................................     2

Calculation of Yield and Return...........................................     5

Calculation of Annuity Payments ..........................................     6

Experts ..................................................................     7

Separate Account Financial Statements.....................................  SA-1

Company Financial Statements..............................................   F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut 06102-5056.

    PHL Variable is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its standardized average annual total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state).

    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004

-------------------------------------------------------------------------------------------------
                                               Inception                        10        Since
                 Subaccount                      Date*      1 Year   5 Years   Years    Inception
-------------------------------------------------------------------------------------------------

Phoenix Mid-Cap Growth Series                   3/2/1998     4.96%    -6.19%              3.35%
-------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                 1/29/1996     3.69%   -11.10%              4.77%

-------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series          12/7/1994    18.79%    -4.43%    5.92%     5.66%
-------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                     12/20/1999     2.48%   -11.06%            -10.25%
-------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series          8/12/2002     0.43%                       19.11%
-------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                         7/14/1997     8.02%    -5.38%              2.56%
-------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                          5/1/1995    32.48%    21.81%             15.19%
-------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series         12/7/1994     3.23%   -13.21%    3.21%     3.15%
-------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series       3/2/1998     8.65%    -2.96%              2.43%
-------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series       8/15/2000     7.88%                       -9.08%
-------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series   12/7/1994     5.68%     1.43%    7.56%     7.59%
-------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series            3/2/1998    11.05%     1.73%              5.67%
-------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series            12/7/1994    -0.88%     0.84%    2.14%     2.15%
-------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                         12/7/1994     5.07%     6.96%    7.25%     7.13%
-------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                          6/2/2003     3.59%                        3.54%
-------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series          8/12/2002     3.52%                        6.54%
-------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series   8/12/2002    23.62%                       17.43%
-------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series                                         8/12/2002    13.95%                       14.60%
-------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                12/20/1999     2.94%    -1.65%             -1.04%
-------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series    8/15/2000     8.22%                      -18.87%
-------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                          3/2/1998    18.42%    15.50%              6.96%
-------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                        11/20/2000    20.65%                       16.25%
-------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund             3/30/2001     4.86%                       -1.21%
-------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund              12/1/2004                                  1.62%
-------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                   3/30/2001     4.02%                       -4.08%
-------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio       6/5/2000     6.40%                      -11.37%
-------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
Securities II                                  7/15/1999     1.89%     4.81%              4.26%
-------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II             7/15/1999     8.63%     3.04%              2.34%
-------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                     6/5/2000    13.44%                        0.50%
-------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio              6/5/2000     5.29%                       -6.47%
-------------------------------------------------------------------------------------------------
VIP Growth Portfolio                            6/5/2000     1.55%                       -9.69%
-------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund          5/1/2000    10.77%                        6.86%
-------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund      5/1/1997    16.57%    -0.77%              4.06%
-------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund       5/1/2000    14.11%                        4.07%
-------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series       4/29/2005     N/A
-------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                       4/15/2005     N/A
-------------------------------------------------------------------------------------------------
Growth and Income Portfolio                    4/15/2005     N/A
-------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                        4/15/2005     N/A
-------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                  6/2/2003   -12.15%                       -5.00%
-------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                  6/2/2003    12.73%                       21.83%
-------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund       6/2/2003     8.89%                       15.29%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund             10/29/2001     8.76%                        3.44%
-------------------------------------------------------------------------------------------------
Technology Portfolio                          12/20/1999    -3.28%   -23.33%            -22.08%
-------------------------------------------------------------------------------------------------
Wanger International Select                     2/1/1999    22.29%    -0.25%             10.38%
-------------------------------------------------------------------------------------------------
Wanger International Small Cap                  5/1/1995    28.13%    -2.71%             14.61%
-------------------------------------------------------------------------------------------------
Wanger Select                                   2/1/1999    17.34%     9.63%             13.34%
-------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                   5/1/1995    16.38%     5.82%             14.49%
-------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of total annual fund expenses, daily administrative fees and mortality and expense risk fees. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                                NON-STANDARDIZED ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------
                 SUBACCOUNT                    1995    1996    1997    1998    1999    2000     2001    2002    2003    2004
------------------------------------------------------------------------------------------------------------------------------

Phoenix Mid-Cap Growth Series                                                 43.34%  11.95%  -26.33% -33.58%  26.78%   5.01%
------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                                15.33%  42.41%  52.55% -12.88%  -28.53% -36.02%  35.07%   3.75%

------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series          7.86%  16.77%  10.27%  25.91%  27.46% -17.15%  -25.26% -16.17%  29.76%  18.85%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                            -12.58%  -25.07% -29.98%  18.90%   2.54%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                          50.94%   0.49%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                                29.60%  16.95% -12.88%  -13.32% -24.90%  24.22%   8.08%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                31.00%  20.13% -22.46%   3.12%  28.73%    4.91%  10.29%  36.06%  32.54%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series        28.82%  10.79%  19.17%  27.96%  27.63% -19.09%  -35.64% -26.01%  24.47%   3.29%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                     15.16%  -8.09%   -9.64% -23.75%  25.43%   8.71%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                      -27.91% -29.94%  44.09%   7.94%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series  16.37%   7.32%  18.83%  18.88%   9.50%  -1.01%    0.24% -12.99%  17.96%   5.74%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                          22.37%  30.10%  -19.28% -23.18%  21.90%  11.11%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series            4.03%   3.36%   3.52%   3.43%   3.16%   4.36%    2.16%  -0.20%  -0.92%  -0.82%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                        21.59%  10.63%   9.33%  -5.67%   3.78%   4.80%    4.39%   8.24%  12.75%   5.13%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                                                  3.65%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                          17.20%   3.57%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                   18.36%  23.68%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series                                                                                                         27.74%  14.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                        -7.06%   -7.49% -16.85%  25.37%   3.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                   -34.14% -38.58%  46.48%   8.28%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                                       -11.71%  15.06%   21.02% -10.01%  38.73%  18.48%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                                         13.91% -10.00%  41.57%  20.71%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund            33.54%  15.70%  11.70%  17.41%  42.32% -12.32%  -24.51% -25.57%  27.45%   4.92%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                     -12.51%  25.30%  12.01%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                  34.09%  13.18%  21.73%  30.31%  27.84% -16.00%  -13.96% -31.37%  23.09%   4.08%
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             10.24%  17.78%  55.33%  75.24% -26.03%  -17.28% -34.97%  32.57%   6.46%
------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
Securities II                                  7.05%   2.53%   6.86%   5.95%  -2.17%   9.23%    5.32%   7.31%   0.73%   1.95%
------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II            18.47%  12.49%  12.03%   1.07%   0.69% -10.47%   -0.25%  -0.23%  20.27%   8.69%
------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                           27.88%  22.18%  -8.19%  -13.77% -10.87%  26.30%  13.49%
------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                    22.53%   2.53% -18.50%  -15.82% -23.17%  27.59%   5.35%
------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                  37.17%  35.11% -12.48%  -19.04% -31.31%  30.67%   1.61%
------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                        15.58%  -1.77%  11.78%  11.46%    5.33% -13.22%  23.15%  10.83%
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund    13.65%  21.78%  11.86%   7.31%  21.30%  -3.92%  -17.34% -19.86%  30.10%  16.63%
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund     10.66%  19.05%  11.42%   6.98%  18.92%  -0.13%   -2.88% -19.79%  30.03%  14.17%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                        -12.09%
------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                              -4.75%   3.46%  19.13%   16.74% -18.98%  35.04%  13.06%
------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                6.21%  16.13%   6.17%
------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                   27.77%  17.48%  22.68%  11.09%  14.89%  13.95%   -8.21% -19.34%  28.93%  10.86%
------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                               50.03%    6.33% -11.22%  22.78%  22.07%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                        28.00%  21.31% -21.56%  -24.80% -36.75%  36.97%  12.79%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                      27.83%   8.94%
------------------------------------------------------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund                                     26.67%  18.48% -10.67%  -13.60% -23.56%  26.11%   8.82%
------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                 -24.81%  -49.68% -49.78%  45.42%  -3.22%
------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                           -3.13%  -27.80% -16.64%  38.98%  22.35%
------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        29.93%  -3.03%  14.49% 122.93% -29.00%  -22.54% -15.21%  46.49%  28.19%
------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                          7.73%    7.34%  -9.09%  28.64%  17.40%
------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         44.29%  27.38%   6.97%  23.10%  -9.62%    9.60% -18.14%  40.94%  16.44%
------------------------------------------------------------------------------------------------------------------------------

       Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.
                            THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

 Example Calculations:
   The following examples of return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are based on the 7-day period ending December 31, 2004:

  Value of hypothetical pre-existing account with
    exactly one Unit at the beginning of the period:.............     $1.000000
  Value of the same account (excluding capital
    changes) at the end of the 7-day period:.....................      0.999979
  Calculation:
    Ending account value.........................................      0.999979
    Less beginning account value.................................      1.000000
    Net change in account value..................................     -0.000021
  Base period return:
    (net change/beginning account value).........................     -0.000021
  Current yield = return x (365/7) =.............................        -0.11%
  Effective yield = [(1 + return)(365/7)] -1 =...................        -0.11%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial payment in the subaccount;

(2) We determine the value of the hypothetical initial payment had it been redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 payment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return, we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one. The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:
    II   =   a hypothetical initial payment of $1,000
    R    =   average annual total return for the period
    n    =   number of years in the period
    ERV  =   ending redeemable value of the hypothetical
             $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one, five and ten year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983 Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each subaccount, divided by $1,000 and then multiplied by the applicable annuity payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------
    The financial statements of PHL Variable Accumulation Account (Freedom Edge(R)) at December 31, 2004 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

A N N U A L   R E P O R T

                                  Freedom Edge(R)

                                                 V a r i a b l e   A n n u i t y










               P H L   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                               DECEMBER 31, 2004

















                                [LOGO]PHOENIX(R)


                 VA0880AR (C) 2005  The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004



                                                            PHOENIX-                           PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                            ABERDEEN         PHOENIX-AIM          SMALL-CAP          BERNSTEIN
                                                          INTERNATIONAL         GROWTH             GROWTH          ENHANCED INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $       187,263    $       104,315    $        63,559     $        83,146
                                                        =================  =================  =================   =================
     Investment at market                                $       213,656    $       112,945    $        63,010     $        89,947
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            213,656            112,945             63,010              89,947
LIABILITIES
     Accrued expenses                                                596                152                 87                 120
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       213,060    $       112,793    $        62,923     $        89,827
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   152,006            104,472             54,675              75,153
                                                        =================  =================  =================   =================
Unit value                                               $      1.401672    $      1.079649    $      1.150849     $      1.195251
                                                        =================  =================  =================   =================

                                                                                                  PHOENIX-            PHOENIX-
                                                          PHOENIX-DUFF &       PHOENIX-           ENGEMANN            ENGEMANN
                                                           PHELPS REAL         ENGEMANN          GROWTH AND          SMALL-CAP
                                                        ESTATE SECURITIES   CAPITAL GROWTH         INCOME              GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $       148,511    $        16,167    $       149,235     $        19,696
                                                        =================  =================  =================   =================
     Investment at market                                $       171,244    $        17,986    $       164,242     $        21,334
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            171,244             17,986            164,242              21,334
LIABILITIES
     Accrued expenses                                                218                 24                214                  25
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       171,026    $        17,962    $       164,028     $        21,309
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   110,263             16,139            134,906              17,388
                                                        =================  =================  =================   =================
Unit value                                               $      1.551064    $      1.112943    $      1.215879     $      1.225456
                                                        =================  =================  =================   =================

                                                            PHOENIX-                                                  PHOENIX-
                                                            ENGEMANN            PHOENIX-           PHOENIX-        GOODWIN MULTI-
                                                           STRATEGIC         ENGEMANN VALUE     GOODWIN MONEY       SECTOR FIXED
                                                           ALLOCATION           EQUITY             MARKET              INCOME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $       313,543    $        67,211    $     6,066,936     $     1,112,720
                                                        =================  =================  =================   =================
     Investment at market                                $       319,282    $        75,309    $     6,066,936     $     1,116,103
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            319,282             75,309          6,066,936           1,116,103
LIABILITIES
     Accrued expenses                                                495                 97              6,563               1,497
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       318,787    $        75,212    $     6,060,373     $     1,114,606
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   278,977             62,702          6,137,739           1,003,185
                                                        =================  =================  =================   =================
Unit value                                               $      1.142700    $      1.199519    $      0.987395     $      1.111067
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)


                                                             PHOENIX-
                                                          GOODWIN MULTI-                        PHOENIX-KAYNE      PHOENIX-LAZARD
                                                           SECTOR SHORT      PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                            TERM BOND      RISING DIVIDENDS      QUALITY VALUE      EQUITY SELECT
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $     1,569,219    $        23,334    $       142,784     $       186,163
                                                        =================  =================  =================   =================
     Investment at market                                $     1,576,752    $        24,811    $       161,399     $       213,310
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          1,576,752             24,811            161,399             213,310
LIABILITIES
     Accrued expenses                                              1,977                 33                213                 454
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     1,574,775    $        24,778    $       161,186     $       212,856
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 1,468,091             22,239            117,644             158,543
                                                        =================  =================  =================   =================
Unit value                                               $      1.072668    $      1.114178    $      1.370122     $      1.342575
                                                        =================  =================  =================   =================

                                                                              PHOENIX-LORD      PHOENIX-LORD         PHOENIX-LORD
                                                         PHOENIX-LAZARD       ABBETT BOND-    ABBETT LARGE-CAP      ABBETT MID-CAP
                                                         SMALL-CAP VALUE       DEBENTURE           VALUE                VALUE
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $        55,923    $        18,144    $       243,273     $       118,284
                                                        =================  =================  =================   =================
     Investment at market                                $        63,069    $        18,491    $       272,739     $       134,438
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             63,069             18,491            272,739             134,438
LIABILITIES
     Accrued expenses                                                 84                 25                371                 177
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        62,985    $        18,466    $       272,368     $       134,261
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    48,473             16,354            217,801              95,856
                                                        =================  =================  =================   =================
Unit value                                               $      1.299417    $      1.129134    $      1.250538     $      1.400645
                                                        =================  =================  =================   =================

                                                                                PHOENIX-
                                                                                NORTHERN        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            PHOENIX-           NASDAQ-100        BERNSTEIN MID-    BERNSTEIN SMALL-
                                                         NORTHERN DOW 30        INDEX(R)           CAP VALUE          CAP VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $        33,508    $       186,517    $        87,580     $        53,224
                                                        =================  =================  =================   =================
     Investment at market                                $        35,824    $       209,254    $       100,811     $        55,035
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             35,824            209,254            100,811              55,035
LIABILITIES
     Accrued expenses                                                 48                281                138                  70
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        35,776    $       208,973    $       100,673     $        54,965
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    30,781            169,727             70,669              37,112
                                                        =================  =================  =================   =================
Unit value                                               $      1.162282    $      1.231231    $      1.424574     $      1.481040
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)


                                                         PHOENIX-SENECA      PHOENIX-SENECA    AIM V.I. CAPITAL   AIM V.I. MID-CAP
                                                         MID-CAP GROWTH      STRATEGIC THEME     APPRECIATION       CORE EQUITY
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $        21,280    $         7,126    $        74,688     $        23,009
                                                        =================  =================  =================   =================
     Investment at market                                $        22,848    $         7,861    $        80,618     $        22,447
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             22,848              7,861             80,618              22,447
LIABILITIES
     Accrued expenses                                                 32                 11                110                  27
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        22,816    $         7,850    $        80,508     $        22,420
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    20,291              6,825             69,094              22,063
                                                        =================  =================  =================   =================
Unit value                                               $      1.124422    $      1.150312    $      1.165213     $      1.016178
                                                        =================  =================  =================   =================

                                                                                                FEDERATED FUND      FEDERATED HIGH
                                                                            ALGER AMERICAN          FOR U.S.         INCOME BOND
                                                        AIM V.I. PREMIER       LEVERAGED          GOVERNMENT           FUND II --
                                                             EQUITY             ALLCAP           SECURITIES II      PRIMARY SHARES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $        10,620    $        12,056    $       559,210     $       196,679
                                                        =================  =================  =================   =================
     Investment at market                                $        12,114    $        13,504    $       554,117     $       204,685
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             12,114             13,504            554,117             204,685
LIABILITIES
     Accrued expenses                                                 16                 18                717                 276
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        12,098    $        13,486    $       553,400     $       204,409
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    10,620             11,711            535,878             175,615
                                                        =================  =================  =================   =================
Unit value                                               $      1.139110    $      1.151562    $      1.032696     $      1.163956
                                                        =================  =================  =================   =================


                                                                              VIP GROWTH                            MUTUAL SHARES
                                                        VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH         SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $        67,527    $         9,772    $       239,747     $       107,387
                                                        =================  =================  =================   =================
     Investment at market                                $        73,308    $        11,305    $       254,337     $       120,901
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             73,308             11,305            254,337             120,901
LIABILITIES
     Accrued expenses                                                 89                 15                342                 160
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        73,219    $        11,290    $       253,995     $       120,741
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    57,296              9,623            223,363              97,244
                                                        =================  =================  =================   =================
Unit value                                               $      1.277895    $      1.173223    $      1.137139     $      1.241631
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)



                                                           TEMPLETON           TEMPLETON
                                                            FOREIGN             GROWTH          RYDEX VARIABLE     RYDEX VARIABLE
                                                           SECURITIES          SECURITIES        TRUST JUNO         TRUST NOVA
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $        68,173    $       527,574    $       216,489     $       172,711
                                                        =================  =================  =================   =================
     Investment at market                                $        79,866    $       598,409    $       195,443     $       193,445
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             79,866            598,409            195,443             193,445
LIABILITIES
     Accrued expenses                                                575                805                263                 258
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        79,291    $       597,604    $       195,180     $       193,187
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    58,499            454,042            235,730             146,630
                                                        =================  =================  =================   =================
Unit value                                               $      1.355438    $      1.316191    $      0.827980     $      1.317517
                                                        =================  =================  =================   =================

                                                         RYDEX VARIABLE       SCUDDER VIT
                                                          TRUST SECTOR       EAFE(R) EQUITY      SCUDDER VIT
                                                            ROTATION             INDEX         EQUITY 500 INDEX      TECHNOLOGY
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $        20,225    $       201,577    $       565,742     $         6,601
                                                        =================  =================  =================   =================
     Investment at market                                $        22,234    $       233,600    $       615,510     $         6,793
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             22,234            233,600            615,510               6,793
LIABILITIES
     Accrued expenses                                                 30                544                822                   9
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        22,204    $       233,056    $       614,688     $         6,784
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    18,446            167,845            506,699               6,149
                                                        =================  =================  =================   =================
Unit value                                               $      1.203774    $      1.388520    $      1.213124     $      1.103250
                                                        =================  =================  =================   =================

                                                             WANGER                              WANGER U.S.
                                                          INTERNATIONAL                            SMALLER
                                                             SELECT          WANGER SELECT        COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       206,269    $        28,036    $        81,067
                                                        =================  =================  =================
     Investment at market                                $       241,461    $        32,862    $       100,219
                                                        -----------------  -----------------  -----------------
         Total assets                                            241,461             32,862            100,219
LIABILITIES
     Accrued expenses                                                716                 44                135
                                                        -----------------  -----------------  -----------------
NET ASSETS                                               $       240,745    $        32,818    $       100,084
                                                        =================  =================  =================
Accumulation units outstanding                                   151,723             26,296             74,826
                                                        =================  =================  =================
Unit value                                               $      1.586741    $      1.247997    $      1.337557
                                                        =================  =================  =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                            PHOENIX-                           PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                            ABERDEEN         PHOENIX-AIM          SMALL-CAP          BERNSTEIN
                                                          INTERNATIONAL         GROWTH             GROWTH          ENHANCED INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $         4,961    $           106    $             -     $           863
Expenses
     Mortality and expense fees                                    4,008              1,539                955                 461
     Indexing (gain) loss                                            140                 25                 20                  10
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         813             (1,458)              (975)                392
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  67,895                152              4,781                  21
Net realized gain distribution from Fund                               -                  -                840                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                23,583              6,069                706               6,244
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     91,478              6,221              6,327               6,265
Net increase (decrease) in net assets resulting from
     operations                                          $        92,291    $         4,763    $         5,352     $         6,657
                                                        =================  =================  =================   =================

                                                                                                  PHOENIX-            PHOENIX-
                                                         PHOENIX-DUFF &        PHOENIX-           ENGEMANN            ENGEMANN
                                                          PHELPS REAL          ENGEMANN          GROWTH AND          SMALL-CAP
                                                        ESTATE SECURITIES   CAPITAL GROWTH         INCOME              GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $         3,149    $           153    $         1,604     $             -
Expenses
     Mortality and expense fees                                    1,853                336              1,603                 287
     Indexing (gain) loss                                             71                  6                 34                   6
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       1,225               (189)               (33)               (293)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   7,409              1,494                108               1,723
Net realized gain distribution from Fund                          13,014                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                20,706                674             13,333                 874
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     41,129              2,168             13,441               2,597
Net increase (decrease) in net assets resulting from
     operations                                          $        42,354    $         1,979    $        13,408     $         2,304
                                                        =================  =================  =================   =================

                                                            PHOENIX-                                                  PHOENIX-
                                                            ENGEMANN            PHOENIX-           PHOENIX-        GOODWIN MULTI-
                                                           STRATEGIC         ENGEMANN VALUE     GOODWIN MONEY       SECTOR FIXED
                                                           ALLOCATION           EQUITY             MARKET              INCOME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $         9,213    $           552    $        27,636     $        55,939
Expenses
     Mortality and expense fees                                    5,443                793             46,800              13,857
     Indexing (gain) loss                                             79                 16                390                 152
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       3,691               (257)           (19,554)             41,930
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   4,468              1,547                  -              (1,504)
Net realized gain distribution from Fund                           8,034                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,721              6,904                  -               6,207
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     15,223              8,451                  -               4,703
Net increase (decrease) in net assets resulting from
     operations                                          $        18,914    $         8,194    $       (19,554)    $        46,633
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                             PHOENIX-
                                                          GOODWIN MULTI-                        PHOENIX-KAYNE      PHOENIX-LAZARD
                                                           SECTOR SHORT      PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                            TERM BOND      RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(2)         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $        66,243    $           333    $         1,114     $         2,796
Expenses
     Mortality and expense fees                                   20,564                314                752               3,549
     Indexing (gain) loss                                            146                  5                 25                  96
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      45,533                 14                337                (849)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                (112,713)                 8                436              23,802
Net realized gain distribution from Fund                               -                  -              1,212               1,191
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,581                842             18,615              27,017
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                   (109,132)               850             20,263              52,010
Net increase (decrease) in net assets resulting from
     operations                                          $       (63,599)   $           864    $        20,600     $        51,161
                                                        =================  =================  =================   =================

                                                                              PHOENIX-LORD      PHOENIX-LORD         PHOENIX-LORD
                                                         PHOENIX-LAZARD       ABBETT BOND-    ABBETT lARGE-CAP      ABBETT MID-CAP
                                                         SMALL-CAP VALUE       DEBENTURE           VALUE                VALUE
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $             -    $           819    $         1,984     $           457
Expenses
     Mortality and expense fees                                    1,334                349              3,050                 813
     Indexing (gain) loss                                             26                  3                 64                  25
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (1,360)               467             (1,130)               (381)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  (6,190)              (168)               237                 106
Net realized gain distribution from Fund                           5,191                239              1,070                 784
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,363                737             26,670              15,908
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      1,364                808             27,977              16,798
Net increase (decrease) in net assets resulting from
     operations                                          $             4    $         1,275    $        26,847     $        16,417
                                                        =================  =================  =================   =================

                                                                                PHOENIX-
                                                                                NORTHERN        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            PHOENIX-           NASDAQ-100        BERNSTEIN MID-    BERNSTEIN SMALL-
                                                         NORTHERN DOW 30        INDEX(R)           CAP VALUE          CAP VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $         2,287    $         1,161    $           181     $             -
Expenses
     Mortality and expense fees                                      879              1,244              1,581                 316
     Indexing (gain) loss                                             21                 42                 39                   9
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       1,387               (125)            (1,439)               (325)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  14,021             12,380                905                  35
Net realized gain distribution from Fund                               -                  -              7,449               4,292
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,814             21,977             10,042               1,196
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     15,835             34,357             18,396               5,523
Net increase (decrease) in net assets resulting from
     operations                                          $        17,222    $        34,232    $        16,957     $         5,198
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                         PHOENIX-SENECA      PHOENIX-SENECA    AIM V.I. CAPITAL   AIM V.I. MID-CAP
                                                         MID-CAP GROWTH      STRATEGIC THEME     APPRECIATION       CORE EQUITY
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $             -    $             -    $             -     $            33
Expenses
     Mortality and expense fees                                      353                118                954                  27
     Indexing (gain) loss                                              7                  2                 18                   1
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (360)              (120)              (972)                  5
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     686                  3                177                   -
Net realized gain distribution from Fund                               -                  -                  -                 965
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,393                396              5,894                (562)
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      2,079                399              6,071                 403
Net increase (decrease) in net assets resulting from
     operations                                          $         1,719    $           279    $         5,099     $           408
                                                        =================  =================  =================   =================

                                                                                                FEDERATED FUND      FEDERATED HIGH
                                                                            ALGER AMERICAN          FOR U.S.         INCOME BOND
                                                        AIM V.I. PREMIER       LEVERAGED          GOVERNMENT           FUND II --
                                                             EQUITY             ALLCAP           SECURITIES II      PRIMARY SHARES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $            55    $             -    $        21,176     $        14,662
Expenses
     Mortality and expense fees                                      213                358              9,654               3,828
     Indexing (gain) loss                                              3                  7                 93                  53
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (161)              (365)            11,429              10,781
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      36             (3,587)               824               4,964
Net realized gain distribution from Fund                               -                  -              2,473                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                   164              1,016             (7,289)              5,161
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        200             (2,571)            (3,992)             10,125
Net increase (decrease) in net assets resulting from
     operations                                          $            39    $        (2,936)   $         7,437     $        20,906
                                                        =================  =================  =================   =================

                                                                              VIP GROWTH                            MUTUAL SHARES
                                                        VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH         SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $            32    $            41    $           265     $         1,176
Expenses
     Mortality and expense fees                                      614                159              3,514               2,046
     Indexing (gain) loss                                             14                  3                 58                  38
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (596)              (121)            (3,307)               (908)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   1,104                  4                 21                (695)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 5,180                754              8,394              12,401
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      6,284                758              8,415              11,706
Net increase (decrease) in net assets resulting from
     operations                                          $         5,688    $           637    $         5,108     $        10,798
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)



                                                           TEMPLETON           TEMPLETON
                                                            FOREIGN             GROWTH          RYDEX VARIABLE     RYDEX VARIABLE
                                                           SECURITIES          SECURITIES        TRUST JUNO         TRUST NOVA
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $         7,101    $         5,874   $              -     $             3
Expenses
     Mortality and expense fees                                    4,890              7,953              3,094                 834
     Indexing (gain) loss                                            144                168                 (7)                 26
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       2,067             (2,247)            (3,087)               (857)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                 134,509              7,864            (11,085)                153
Net realized gain distribution from Fund                               -                  -              2,778                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 9,071             63,508            (20,245)             19,956
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    143,580             71,372            (28,552)             20,109
Net increase (decrease) in net assets resulting from
     operations                                          $       145,647    $        69,125    $       (31,639)    $        19,252
                                                        =================  =================  =================   =================

                                                         RYDEX VARIABLE       SCUDDER VIT
                                                          TRUST SECTOR       EAFE(R) EQUITY      SCUDDER VIT
                                                            ROTATION             INDEX         EQUITY 500 INDEX      TECHNOLOGY
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $             -    $           867    $         8,046     $             -
Expenses
     Mortality and expense fees                                      271              3,055              7,991                  88
     Indexing (gain) loss                                              6                110                155                   2
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (277)            (2,298)              (100)                (90)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     (17)            42,411              2,409                 (27)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,799             30,311             45,379                 (81)
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      1,782             72,722             47,788                (108)
Net increase (decrease) in net assets resulting from
     operations                                          $         1,505    $        70,424    $        47,688     $          (198)
                                                        =================  =================  =================   =================















                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                              WANGER              WANGER                             WANGER U.S.
                                                           INTERNATIONAL       INTERNATIONAL                           SMALLER
                                                              SELECT            SMALL CAP       WANGER SELECT         COMPANIES
                                                          SUBACCOUNT(1)         SUBACCOUNT       SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $             -    $           906    $             -     $             -
Expenses
     Mortality and expense fees                                      511              4,885                338               1,521
     Indexing (gain) loss                                             77                140                  9                  40
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (588)            (4,119)              (347)             (1,561)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                    (119)            80,393                146               2,689
Net realized gain distribution from Fund                               -                  -                 12                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                     -             30,550              4,428              14,881
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                       (119)           110,943              4,586              17,570
Net increase (decrease) in net assets resulting from
     operations                                          $          (707)   $       106,824    $         4,239     $        16,009
                                                        =================  =================  =================   =================
































Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date January 26, 2004 to September 24, 2004.
(2) From inception date February 5, 2004 to December 31, 2004.
(3) From inception date December 3, 2004 to December 31, 2004.

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                        PHOENIX-                           PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                        ABERDEEN         PHOENIX-AIM          SMALL-CAP          BERNSTEIN
                                                      INTERNATIONAL         GROWTH             GROWTH          ENHANCED INDEX
                                                       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $           813    $        (1,458)   $          (975)    $           392
         Net realized gain (loss)                             67,895                152              5,621                  21
         Net change in unrealized appreciation
            (depreciation) on investment                      23,583              6,069                706               6,244
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                         92,291              4,763              5,352               6,657
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                971,250             47,696              9,896              77,899
         Participant transfers                              (794,600)(d)          2,361              2,206                (196)
         Participant withdrawals                             (86,349)            (2,124)            (1,848)               (258)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions           90,301             47,933             10,254              77,445
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      182,592             52,696             15,606              84,102
NET ASSETS
     Beginning of period                                      30,468             60,097             47,317               5,725
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $       213,060    $       112,793    $        62,923     $        89,827
                                                    =================  =================  =================   =================

                                                                                              PHOENIX-            PHOENIX-
                                                     PHOENIX-DUFF &        PHOENIX-           ENGEMANN            ENGEMANN
                                                      PHELPS REAL          ENGEMANN          GROWTH AND          SMALL-CAP
                                                    ESTATE SECURITIES   CAPITAL GROWTH         INCOME              GROWTH
                                                       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $         1,225    $          (189)   $           (33)    $          (293)
         Net realized gain (loss)                             20,423              1,494                108               1,723
         Net change in unrealized appreciation
            (depreciation) on investment                      20,706                674             13,333                 874
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                         42,354              1,979             13,408               2,304
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                112,074                  -            145,847              11,061
         Participant transfers                               (15,443)            (1,422)(b)         (2,210)            (20,382)
         Participant withdrawals                             (24,478)              (264)           (20,467)               (194)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions           72,153             (1,686)           123,170              (9,515)
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      114,507                293            136,578              (7,211)
NET ASSETS
     Beginning of period                                      56,519             17,669             27,450              28,520
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $       171,026    $        17,962    $       164,028     $        21,309
                                                    =================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                        PHOENIX-                                                 PHOENIX-
                                                        ENGEMANN            PHOENIX-            PHOENIX-       GOODWIN MULTI-
                                                       STRATEGIC        ENGEMANN VALUE       GOODWIN MONEY      SECTOR FIXED
                                                       ALLOCATION           EQUITY               MARKET            INCOME
                                                       SUBACCOUNT         SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                                    -----------------  -----------------   -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $         3,691    $          (257)    $       (19,554)    $        41,930
         Net realized gain (loss)                             12,502              1,547                   -              (1,504)
         Net change in unrealized appreciation
            (depreciation) on investment                       2,721              6,904                   -               6,207
                                                    -----------------  -----------------   -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                         18,914              8,194             (19,554)             46,633
                                                    -----------------  -----------------   -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                254,287             20,367           2,283,882             260,693
         Participant transfers                               (13,077)            19,601 (c)       4,096,554             261,751 (a)
         Participant withdrawals                            (119,630)              (128)           (947,671)            (79,539)
                                                    -----------------  -----------------   -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions          121,580             39,840           5,432,765             442,905
                                                    -----------------  -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      140,494             48,034           5,413,211             489,538
NET ASSETS
     Beginning of period                                     178,293             27,178             647,162             625,068
                                                    -----------------  -----------------   -----------------   -----------------
     End of period                                   $       318,787    $        75,212     $     6,060,373    $      1,114,606
                                                    =================  =================   =================   =================

                                                        PHOENIX-
                                                     GOODWIN MULTI-                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                      SECTOR SHORT      PHOENIX-KAYNE         SMALL-CAP         INTERNATIONAL
                                                       TERM BOND      RISING DIVIDENDS       QUALITY VALUE      EQUITY SELECT
                                                       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                    -----------------  -----------------   -----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $        45,533    $            14     $           337     $          (849)
         Net realized gain (loss)                           (112,713)                 8               1,648              24,993
         Net change in unrealized appreciation
            (depreciation) on investment                       3,581                842              18,615              27,017
                                                    -----------------  -----------------   -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                        (63,599)               864              20,600              51,161
                                                    -----------------  -----------------   -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                              4,228,354              7,022                 974             448,260
         Participant transfers                            (2,740,375)               104             139,774            (277,182)
         Participant withdrawals                            (194,692)              (256)               (162)            (12,464)
                                                    -----------------  -----------------   -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions        1,293,287              6,870             140,586             158,614
                                                    -----------------  -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    1,229,688              7,734             161,186             209,775
NET ASSETS
     Beginning of period                                     345,087             17,044                   -               3,081
                                                    -----------------  -----------------   -----------------   -----------------
     End of period                                   $     1,574,775    $        24,778     $       161,186     $       212,856
                                                    =================  =================   =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                                          PHOENIX-LORD       PHOENIX-LORD         PHOENIX-LORD
                                                     PHOENIX-LAZARD       ABBETT BOND-     ABBETT lARGE-CAP      ABBETT MID-CAP
                                                     SMALL-CAP VALUE       DEBENTURE            VALUE                VALUE
                                                       SUBACCOUNT          SUBACCOUNT        SUBACCOUNT            SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $        (1,360)   $           467    $        (1,130)    $          (381)
         Net realized gain (loss)                               (999)                71              1,307                 890
         Net change in unrealized appreciation
            (depreciation) on investment                       2,363                737             26,670              15,908
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                              4              1,275             26,847              16,417
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                  2,511             16,447            200,979              29,059
         Participant transfers                                 6,632             (9,965)            19,276              86,015
         Participant withdrawals                              (9,277)           (37,458)           (12,838)               (495)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions             (134)           (30,976)           207,417             114,579
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (130)           (29,701)           234,264             130,996
NET ASSETS
     Beginning of period                                      63,115             48,167             38,104               3,265
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $        62,985    $        18,466    $       272,368     $       134,261
                                                    =================  =================  =================   =================

                                                                            PHOENIX-
                                                                            NORTHERN        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                        PHOENIX-           NASDAQ-100        BERNSTEIN MID-    BERNSTEIN SMALL-
                                                     NORTHERN DOW 30        INDEX(R)           CAP VALUE          CAP VALUE
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $         1,387    $          (125)   $        (1,439)    $         (325)
         Net realized gain (loss)                             14,021             12,380              8,354               4,327
         Net change in unrealized appreciation
            (depreciation) on investment                       1,814             21,977             10,042               1,196
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                         17,222             34,232             16,957               5,198
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                 31,141            540,733             44,767              16,698
         Participant transfers                               787,249            197,172            (38,495)             27,039
         Participant withdrawals                            (808,108)          (572,022)            (2,820)               (424)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions           10,282            165,883              3,452              43,313
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       27,504            200,115             20,409              48,511
NET ASSETS
     Beginning of period                                       8,272              8,858             80,264               6,454
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $        35,776    $       208,973    $       100,673     $        54,965
                                                    =================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                     PHOENIX-SENECA      PHOENIX-SENECA    AIM V.I. CAPITAL   AIM V.I. MID-CAP
                                                     MID-CAP GROWTH      STRATEGIC THEME     APPRECIATION       CORE EQUITY
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(3)
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $          (360)   $          (120)   $          (972)    $             5
         Net realized gain (loss)                                686                  3                177                 965
         Net change in unrealized appreciation
            (depreciation) on investment                       1,393                396              5,894                (562)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                          1,719                279              5,099                 408
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                 21,529                  -             78,147                   -
         Participant transfers                               (19,427)                 -                215              22,012 (e)
         Participant withdrawals                                (594)               (43)            (4,665)                  -
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions            1,508                (43)            73,697              22,012
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        3,227                236             78,796              22,420
NET ASSETS
     Beginning of period                                      19,589              7,614              1,712                   -
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $        22,816    $         7,850    $        80,508     $        22,420
                                                    =================  =================  =================   =================

                                                                                            FEDERATED FUND      FEDERATED HIGH
                                                                        ALGER AMERICAN          FOR U.S.         INCOME BOND
                                                    AIM V.I. PREMIER       LEVERAGED          GOVERNMENT           FUND II --
                                                         EQUITY             ALLCAP           SECURITIES II      PRIMARY SHARES
                                                       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $          (161)   $          (365)   $        11,429     $        10,781
         Net realized gain (loss)                                 36             (3,587)             3,297               4,964
         Net change in unrealized appreciation
            (depreciation) on investment                         164              1,016             (7,289)              5,161
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                             39             (2,936)             7,437              20,906
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                 14,215                  -          1,116,037              18,508
         Participant transfers                                   151              3,841           (656,450)            103,473
         Participant withdrawals                             (16,103)               (29)          (263,949)           (130,498)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions           (1,737)             3,812            195,638              (8,517)
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (1,698)               876            203,075              12,389
NET ASSETS
     Beginning of period                                      13,796             12,610            350,325             192,020
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $        12,098    $        13,486    $       553,400     $       204,409
                                                    =================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                                          VIP GROWTH                            MUTUAL SHARES
                                                    VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH         SECURITIES
                                                       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $          (596)   $          (121)   $        (3,307)    $          (908)
         Net realized gain (loss)                              1,104                  4                 21                (695)
         Net change in unrealized appreciation
            (depreciation) on investment                       5,180                754              8,394              12,401
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                          5,688                637              5,108              10,798
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                 28,765              1,718             94,345              68,911
         Participant transfers                                26,714                 59             16,469             (47,726)
         Participant withdrawals                                (227)                 -             (9,980)             (3,005)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions           55,252              1,777            100,834              18,180
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       60,940              2,414            105,942              28,978
NET ASSETS
     Beginning of period                                      12,279              8,876            148,053              91,763
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $        73,219    $        11,290    $       253,995     $       120,741
                                                    =================  =================  =================   =================

                                                       TEMPLETON           TEMPLETON
                                                        FOREIGN             GROWTH          RYDEX VARIABLE     RYDEX VARIABLE
                                                       SECURITIES          SECURITIES        TRUST JUNO         TRUST NOVA
                                                       SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $         2,067    $        (2,247)   $        (3,087)    $          (857)
         Net realized gain (loss)                            134,509              7,864             (8,307)                153
         Net change in unrealized appreciation
            (depreciation) on investment                       9,071             63,508            (20,245)             19,956
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                        145,647             69,125            (31,639)             19,252
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                              1,303,345            372,142            186,187                   -
         Participant transfers                            (1,403,064)           (58,377)            17,144             167,226
         Participant withdrawals                                   -             (7,537)                 -                 (38)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions          (99,719)           306,228            203,331             167,188
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       45,928            375,353            171,692             186,440
NET ASSETS
     Beginning of period                                      33,363            222,251             23,488               6,747
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $        79,291    $       597,604    $       195,180     $       193,187
                                                    =================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                     RYDEX VARIABLE       SCUDDER VIT
                                                      TRUST SECTOR       EAFE(R) EQUITY      SCUDDER VIT
                                                        ROTATION             INDEX         EQUITY 500 INDEX      TECHNOLOGY
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $          (277)   $        (2,298)   $          (100)    $           (90)
         Net realized gain (loss)                                (17)            42,411              2,409                 (27)
         Net change in unrealized appreciation
            (depreciation) on investment                       1,799             30,311             45,379                 (81)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                          1,505             70,424             47,688                (198)
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                  9,598            375,353            654,777                   -
         Participant transfers                                   (63)          (233,853)            (1,994)              4,270
         Participant withdrawals                                (482)                 -           (158,157)               (134)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions            9,053            141,500            494,626               4,136
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       10,558            211,924            542,314               3,938
NET ASSETS
     Beginning of period                                      11,646             21,132             72,374               2,846
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $        22,204    $       233,056    $       614,688     $         6,784
                                                    =================  =================  =================   =================






























                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                          WANGER              WANGER                             WANGER U.S.
                                                       INTERNATIONAL       INTERNATIONAL                           SMALLER
                                                          SELECT            SMALL CAP       WANGER SELECT         COMPANIES
                                                      SUBACCOUNT(1)         SUBACCOUNT       SUBACCOUNT           SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $          (588)   $        (4,119)   $          (347)    $        (1,561)
         Net realized gain (loss)                               (119)            80,393                158               2,689
         Net change in unrealized appreciation
            (depreciation) on investment                           -             30,550              4,428              14,881
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                           (707)           106,824              4,239              16,009
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -             46,680             17,912              20,766
         Participant transfers                                   707            281,707               (260)             (9,584)
         Participant withdrawals                                   -           (330,429)              (767)             (1,441)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions              707             (2,042)            16,885               9,741
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            -            104,782             21,124              25,750
NET ASSETS
     Beginning of period                                           -            135,963             11,694              74,334
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $             -    $       240,745    $        32,818     $       100,084
                                                    =================  =================  =================   =================



















Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date January 26, 2004 to September 24, 2004.
(2) From inception date February 5, 2004 to December 31, 2004.
(3) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(c) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(d) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                             PHOENIX-           PHOENIX-AIM     PHOENIX-ALLIANCE    PHOENIX-DUFF &
                                                             ABERDEEN             MID-CAP           BERNSTEIN        PHELPS REAL
                                                           INTERNATIONAL          EQUITY            ENHANCED       ESTATE SECURITIES
                                                           SUBACCOUNT(6)        SUBACCOUNT(6)     SUBACCOUNT(5)      SUBACCOUNT(2)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (58)    $          (130)   $            (2)   $           299
     Net realized gain (loss)                                       5,075                   2                  9              1,372
     Net change in unrealized appreciation (depreciation)
         on investments                                             2,810               2,345                557              2,027
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              7,827               2,217                564              3,698
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          29,281              19,343              5,407             49,194
     Participant transfers                                         (4,986)+            18,460                  -              5,525
     Participant withdrawals                                       (1,654)                  -               (246)            (1,898)
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             22,641              37,803              5,161             52,821
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         30,468              40,020              5,725             56,519

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        30,468     $        40,020    $         5,725    $        56,519
                                                         =================   =================  =================  =================

                                                                                 PHOENIX-
                                                             PHOENIX-          ENGEMANN SMALL                       PHOENIX-GOODWIN
                                                             ENGEMANN            & MID-CAP      PHOENIX-GOODWIN      MULTI-SECTOR
                                                          CAPITAL GROWTH          GROWTH          MONEY MARKET       FIXED INCOME
                                                           SUBACCOUNT(4)        SUBACCOUNT(4)     SUBACCOUNT(1)      SUBACCOUNT(5)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (82)    $           (86)   $        (1,288)   $         7,337
     Net realized gain (loss)                                           -                   -                  -                  1
     Net change in unrealized appreciation (depreciation)
         on investments                                             1,145                 764                  -             (2,824)
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              1,063                 678             (1,288)             4,514
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          16,851               9,343          1,704,401            310,287
     Participant transfers                                              -              18,499         (1,055,947)           310,506
     Participant withdrawals                                         (245)                  -                 (4)              (239)
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             16,606              27,842            648,450            620,554
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         17,669              28,520            647,162            625,068

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        17,669     $        28,520    $       647,162    $       625,068
                                                         =================   =================  =================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-GOODWIN                                            PHOENIX-LAZARD
                                                           MULTI-SECTOR        PHOENIX-JANUS      PHOENIX-KAYNE      INTERNATIONAL
                                                          SHORT TERM BOND     FLEXIBLE INCOME    RISING DIVIDENDS    EQUITY SELECT
                                                           SUBACCOUNT(2)       SUBACCOUNT(5)      SUBACCOUNT(3)      SUBACCOUNT(14)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS

     Net investment income (loss)                         $         4,519     $           447    $            20    $             6
     Net realized gain (loss)                                          30               2,371                107                (34)
     Net change in unrealized appreciation (depreciation)
         on investments                                             3,952              (1,536)               635                130
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              8,501               1,282                762                102
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         343,441             122,266             16,345              3,008
     Participant transfers                                              -                 725                (63)               (29)
     Participant withdrawals                                       (6,855)             (4,992)                 -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            336,586             117,999             16,282              2,979
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        345,087             119,281             17,044              3,081

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $       345,087     $       119,281    $        17,044    $         3,081
                                                         =================   =================  =================  =================

                                                                                PHOENIX-LORD       PHOENIX-LORD      PHOENIX-LORD
                                                          PHOENIX-LAZARD        ABBETT BOND-     ABBETT LARGE-CAP   ABBETT MID-CAP
                                                          SMALL-CAP VALUE        DEBENTURE            VALUE              VALUE
                                                           SUBACCOUNT(6)        SUBACCOUNT(5)      SUBACCOUNT(6)      SUBACCOUNT(7)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (181)    $           577    $            21    $             2
     Net realized gain (loss)                                         618                 398                109                 17
     Net change in unrealized appreciation (depreciation)
         on investments                                             4,783                (390)             2,796                246
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              5,220                 585              2,926                265
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          60,228              47,703             37,896              3,000
     Participant transfers                                              -                   -                (71)                 -
     Participant withdrawals                                       (2,333)               (121)            (2,647)                 -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             57,895              47,582             35,178              3,000
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         63,115              48,167             38,104              3,265

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        63,115     $        48,167    $        38,104    $         3,265
                                                         =================   =================  =================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                           PHOENIX-MFS                                             PHOENIX-NORTHERN
                                                         INVESTORS GROWTH        PHOENIX-MFS    PHOENIX-NORTHERN      NASDAQ-100
                                                               STOCK                VALUE             DOW 30            INDEX(R)
                                                          SUBACCOUNT(10)        SUBACCOUNT(2)    SUBACCOUNT(12)      SUBACCOUNT(2)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (189)    $            51    $            19    $           (47)
     Net realized gain (loss)                                          17                   2                  -                  2
     Net change in unrealized appreciation (depreciation)
         on investments                                             2,561                 993                502                760
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              2,389               1,046                521                715
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          58,084               8,143              7,751              8,143
     Participant transfers                                           (376)++                -                  -                  -
     Participant withdrawals                                            -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             57,708               8,143              7,751              8,143
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         60,097               9,189              8,272              8,858

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        60,097     $         9,189    $         8,272    $         8,858
                                                         =================   =================  =================  =================

                                                                                 PHOENIX-
                                                             PHOENIX-            OAKHURST           PHOENIX-       PHOENIX-SANFORD
                                                          OAKHURST GROWTH        STRATEGIC       OAKHURST VALUE    BERNSTEIN GLOBAL
                                                            AND INCOME           ALLOCATION          EQUITY             VALUE
                                                           SUBACCOUNT(2)       SUBACCOUNT(13)     SUBACCOUNT(9)     SUBACCOUNT(15)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            46     $           869    $           (16)   $            55
     Net realized gain (loss)                                           8                   -                  -                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                             1,674               3,018              1,194                139
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              1,728               3,887              1,178                194
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          25,847              72,276             26,000              4,800
     Participant transfers                                              -             102,130                  -                  -
     Participant withdrawals                                         (125)                  -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             25,722             174,406             26,000              4,800
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         27,450             178,293             27,178              4,994

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        27,450     $       178,293    $        27,178    $         4,994
                                                         =================   =================  =================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-SANFORD     PHOENIX-SANFORD
                                                             BERNSTEIN           BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA
                                                           MID-CAP VALUE      SMALL-CAP VALUE    MID-CAP GROWTH     STRATEGIC THEME
                                                           SUBACCOUNT(5)       SUBACCOUNT(5)     SUBACCOUNT(11)      SUBACCOUNT(8)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (45)    $           (15)   $           (53)   $           (25)
     Net realized gain (loss)                                       2,236                  77                 36                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                             3,189                 615                175                339
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              5,380                 677                158                314
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          47,488               5,903              2,408              7,300
     Participant transfers                                         29,973                   -             19,017                  -
     Participant withdrawals                                       (2,577)               (126)            (1,994)                 -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             74,884               5,777             19,431              7,300
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         80,264               6,454             19,589              7,614

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        80,264     $         6,454    $        19,589    $         7,614
                                                         =================   =================  =================  =================

                                                          PHOENIX-STATE
                                                         STREET RESEARCH    AIM V.I. CAPITAL   AIM V.I. PREMIER     ALGER AMERICAN
                                                         SMALL-CAP GROWTH     APPRECIATION           EQUITY         LEVERAGED ALLCAP
                                                          SUBACCOUNT(13)      SUBACCOUNT(14)      SUBACCOUNT(1)      SUBACCOUNT(8)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (38)    $            (2)   $           (37)   $           (22)
     Net realized gain (loss)                                       2,505                   -                  3                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                            (1,255)                 36              1,330                432
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              1,212                  34              1,296                410
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          11,274               1,671             12,500             12,200
     Participant transfers                                         34,831                   7                  -                  -
     Participant withdrawals                                            -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             46,105               1,678             12,500             12,200
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         47,317               1,712             13,796             12,610

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        47,317     $         1,712    $        13,796    $        12,610
                                                         =================   =================  =================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          FEDERATED FUND       FEDERATED HIGH
                                                             FOR U.S.           INCOME BOND
                                                            GOVERNMENT          FUND II --             VIP            VIP GROWTH
                                                           SECURITIES II       PRIMARY SHARES     CONTRAFUND(R)      OPPORTUNITIES
                                                           SUBACCOUNT(2)        SUBACCOUNT(1)     SUBACCOUNT(7)      SUBACCOUNT(2)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $        (1,300)    $          (252)   $           (23)   $           (47)
     Net realized gain (loss)                                          (1)                  2                  -                  1
     Net change in unrealized appreciation (depreciation)
         on investments                                             2,196               2,845                601                779
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations                895               2,595                578                733
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         352,498              98,103             11,701              8,143
     Participant transfers                                            184              91,564                  -                  -
     Participant withdrawals                                       (3,252)               (242)                 -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            349,430             189,425             11,701              8,143
                                                         -----------------   -----------------  -----------------  -----------------
    Net increase (decrease) in net assets                         350,325             192,020             12,279              8,876

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $       350,325     $       192,020    $        12,279    $         8,876
                                                         =================   =================  =================  =================

                                                                               MUTUAL SHARES    TEMPLETON FOREIGN   TEMPLETON GROWTH
                                                            VIP GROWTH          SECURITIES         SECURITIES         SECURITIES
                                                           SUBACCOUNT(5)       SUBACCOUNT(7)      SUBACCOUNT(6)      SUBACCOUNT(13)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (223)    $           (49)   $          (132)   $          (131)
     Net realized gain (loss)                                          76                   1              1,563                 30
     Net change in unrealized appreciation (depreciation)
         on investments                                             6,196               1,113              2,622              7,327
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              6,049               1,065              4,053              7,226
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          79,862               9,500             33,176             52,237
     Participant transfers                                         64,915              81,198             (1,561)           162,788
     Participant withdrawals                                       (2,773)                  -             (2,305)                 -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            142,004              90,698             29,310            215,025
                                                          -----------------   -----------------  -----------------  ----------------
     Net increase (decrease) in net assets                        148,053              91,763             33,363            222,251

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $       148,053     $        91,763    $        33,363    $       222,251
                                                         =================   =================  =================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                RYDEX VARIABLE       SCUDDER VIT
                                                           RYDEX VARIABLE      RYDEX VARIABLE     TRUST SECTOR      EAFE(R) EQUITY
                                                            TRUST JUNO           TRUST NOVA         ROTATION             INDEX
                                                           SUBACCOUNT(3)        SUBACCOUNT(3)     SUBACCOUNT(8)      SUBACCOUNT(11)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (105)    $           (32)   $           (37)   $           (50)
     Net realized gain (loss)                                          (1)                  1                  -                160
     Net change in unrealized appreciation (depreciation)
         on investments                                              (801)                778                210              1,712
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               (907)                747                173              1,822
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          24,395               6,000             11,473             19,465
     Participant transfers                                              -                   -                  -               (155)
     Participant withdrawals                                            -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             24,395               6,000             11,473             19,310
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         23,488               6,747             11,646             21,132

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        23,488     $         6,747    $        11,646    $        21,132
                                                         =================   =================  =================  =================

                                                                                                    WANGER
                                                            SCUDDER VIT                           INTERNATIONAL
                                                         EQUITY 500 INDEX       TECHNOLOGY         SMALL CAP         WANGER TWENTY
                                                           SUBACCOUNT(6)       SUBACCOUNT(5)      SUBACCOUNT(7)       SUBACCOUNT(2)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (192)    $           (12)   $          (156)   $           (47)
     Net realized gain (loss)                                          11                   8              1,989                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                             4,389                 273              4,642                398
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              4,208                 269              6,475                351
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          70,472               2,703              6,300             11,343
     Participant transfers                                              -                   -            123,188                  -
     Participant withdrawals                                       (2,306)               (126)                 -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             68,166               2,577            129,488             11,343
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         72,374               2,846            135,963             11,694

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        72,374     $         2,846    $       135,963    $        11,694
                                                         =================   =================  =================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                             WANGER U.S.
                                                         SMALLER COMPANIES
                                                            SUBACCOUNT(2)
                                                         -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (254)
     Net realized gain (loss)                                          20
     Net change in unrealized appreciation (depreciation)
         on investments                                             4,271
                                                         -----------------
     Net increase (decrease) resulting from operations              4,037
                                                         -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          72,532
     Participant transfers                                           (325)
     Participant withdrawals                                       (1,910)
                                                         -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             70,297
                                                         -----------------
     Net increase (decrease) in net assets                         74,334

NET ASSETS
     Beginning of period                                                -
                                                         -----------------
     End of period                                        $        74,334
                                                         =================


+  Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on
   February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1)  From inception August 26, 2003 to December 31, 2003.            (9)  From inception October 17, 2003 to December 31, 2003.
(2)  From inception August 29, 2003 to December 31, 2003.            (10)  From inception October 20, 2003 to December 31, 2003.
(3)  From inception September 9, 2003 to December 31, 2003.          (11)  From inception October 27, 2003 to December 31, 2003.
(4)  From inception September 18, 2003 to December 31, 2003.         (12)  From inception October 31, 2003 to December 31, 2003.
(5)  From inception September 26, 2003 to December 31, 2003.         (13)  From inception November 20, 2003 to December 31, 2003.
(6)  From inception October 6, 2003 to December 31, 2003.            (14)  From inception December 4, 2003 to December 31, 2003.
(7)  From inception October 8, 2003 to December 31, 2003.            (15)  From inception December 15, 2003 to December 31, 2003.
(8)  From inception October 16, 2003 to December 31, 2003.


                       See Notes to Financial Statements

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Freedom Edge(R) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Rydex Variable Trust, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                             INVESTMENT OBJECTIVE
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Aberdeen International Series                     High total return consistent with reasonable risk
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-AIM Growth Series                                 Long-term growth of capital and future income rather than
(formerly, Phoenix-MFS Investors Growth Stock Series)     current income
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap        Long-term capital growth
Growth Series)
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          High total return
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       Capital appreciation and income with approximately equal
                                                          emphasis
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    Intermediate and long-term growth of capital appreciation
                                                          with income as a secondary consideration
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                 Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth        Long-term growth of capital
Series)
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series              High total return over an extended period of time consistent
(formerly, Phoenix-Oakhurst Strategic Allocation          with prudent investment risk
Series)
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Engemann Value Equity Series                      Long-term capital appreciation with current income as a
(formerly, Phoenix-Oakhurst Value Equity Series)          secondary consideration
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          Long-term total return
-------------------------------------------------------- ---------------------------------------------------------------
                                                          To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series       changes in the series' net asset value per share caused
                                                          by interest rate changes
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     Long-term capital appreciation with dividend income as a
                                                          secondary consideration
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              Long-term capital appreciation with dividend income as a
                                                          secondary consideration
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         Long-term capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     Long-term capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 High current income and long-term capital appreciation to
                                                          produce a high total return
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                Capital appreciation with income as a secondary consideration
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  Capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            To track the total return of the Dow Jones Industrial
                                                          Average(SM) before series expenses
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               To track the total return of the Nasdaq-100 Index(R) before series expenses
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series            Long-term capital appreciation with current income as a
                                                          secondary investment objective
------------------------------------------------------------------------------------------------------------------------

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                             INVESTMENT OBJECTIVE
-------------------------------------------------------- ---------------------------------------------------------------
                                                          Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series          small-capitalization stocks that appear to be undervalued
                                                          with current income as a secondary investment objective
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                      Capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     Long-term capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        Growth of capital
-------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         Long-term growth of capital
-------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Premier Equity Fund                              Long-term growth of capital with income as a secondary
                                                          objective
-------------------------------------------------------- ---------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 Long-term capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
Federated Fund for U.S. Government Securities II          Current income by investing primarily in a diversified
                                                          portfolio or U.S. government securities
-------------------------------------------------------- ---------------------------------------------------------------
Federated High Income Bond Fund II                        High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-------------------------------------------------------- ---------------------------------------------------------------
VIP Contrafund(R) Portfolio                               Long-term capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
VIP Growth Opportunities Portfolio                        Capital growth
-------------------------------------------------------- ---------------------------------------------------------------
VIP Growth Portfolio                                      Capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
Mutual Shares Securities Fund                             Capital appreciation with income as a secondary goal
-------------------------------------------------------- ---------------------------------------------------------------
Templeton Foreign Securities Fund                         Long-term capital growth
-------------------------------------------------------- ---------------------------------------------------------------
Templeton Growth Securities Fund                          Long-term capital growth
-------------------------------------------------------- ---------------------------------------------------------------
                                                          To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                            instruments or futures contract on a specified debt
                                                          instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.
-------------------------------------------------------- ---------------------------------------------------------------
                                                          To provide investment results that match the performance of a
Rydex Variable Trust Nova Fund                            specific benchmark on a daily basis. The Fund's current
                                                          benchmark is 150% of the performance of the S&P 500(R) Index
                                                          (the "underlying index").
-------------------------------------------------------- ---------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 Long-term capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
                                                          Match the performance of the Morgan Stanley Capital Fund
Scudder VIT EAFE(R) Equity Index                          International EAFE(R) Index which emphasizes stocks of
                                                          companies in major markets in Europe, Australasia and the Far
                                                          East
-------------------------------------------------------- ---------------------------------------------------------------
                                                          Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                         Stock Price Index which emphasizes stocks of large U.S.
                                                          companies
-------------------------------------------------------- ---------------------------------------------------------------
Technology Portfolio                                      Long-term capital appreciation
-------------------------------------------------------- ---------------------------------------------------------------
Wanger International Select                               Long-term growth of capital
(formerly, Wanger Foreign Forty)
-------------------------------------------------------- ---------------------------------------------------------------
Wanger International Small Cap                            Long-term growth of capital
-------------------------------------------------------- ---------------------------------------------------------------
Wanger Select                                             Long-term growth of capital
(formerly, Wanger Twenty)
-------------------------------------------------------- ---------------------------------------------------------------
Wanger U.S. Smaller Companies                             Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                             $        5,513,678                     $      5,422,048
      Phoenix-AIM Growth Series                                                     52,572                                6,031
      Phoenix-Alger Small-Cap Growth Series                                        750,308                              740,138
      Phoenix-Alliance/Bernstein Enhanced Index Series                              79,138                                1,189
      Phoenix-Duff & Phelps Real Estate Securities Series                        1,125,316                            1,038,780
      Phoenix-Engemann Capital Growth Series                                        26,419                               28,295
      Phoenix-Engemann Growth and Income Series                                    184,801                               61,479
      Phoenix-Engemann Small-Cap Growth Series                                      69,234                               79,057
      Phoenix-Engemann Strategic Allocation Series                                 301,538                              167,884
      Phoenix-Engemann Value Equity Series                                          69,121                               29,474
      Phoenix-Goodwin Money Market Series                                       25,982,525                           20,564,201
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             652,375                              166,539
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                        7,100,844                            5,760,506
      Phoenix-Kayne Rising Dividends Series                                          7,616                                  723
      Phoenix-Kayne Small-Cap Quality Value Series                                 184,704                               42,356
      Phoenix-Lazard International Equity Select Series                          2,219,652                            2,060,251
      Phoenix-Lazard Small-Cap Value Series                                        831,613                              827,921
      Phoenix-Lord Abbett Bond-Debenture Series                                     17,615                               47,892
      Phoenix-Lord Abbett Large-Cap Value Series                                   235,241                               27,566
      Phoenix-Lord Abbett Mid-Cap Value Series                                     141,163                               26,009
      Phoenix-Northern Dow 30 Series                                             1,476,652                            1,464,947
      Phoenix-Northern Nasdaq-100 Index(R) Series                                2,280,355                            2,114,331
      Phoenix-Sanford Bernstein Mid-Cap Value Series                               105,647                               96,133
      Phoenix-Sanford Bernstein Small-Cap Value Series                              48,872                                1,529
      Phoenix-Seneca Mid-Cap Growth Series                                          23,588                               22,436
      Phoenix-Seneca Strategic Theme Series                                              -                                  163

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                                $           81,658                     $          8,825
      AIM V.I. Mid-Cap Core Equity Fund                                             23,010                                    1
      AIM V.I. Premier Equity Fund                                                  14,498                               16,400

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                    258,289                              254,836

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                           1,861,813                            1,652,050
      Federated High Income Bond Fund II -- Primary Shares                         419,698                              417,328

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                  120,388                               65,655
      VIP Growth Opportunities Portfolio                                             1,818                                  161
      VIP Growth Portfolio                                                         114,681                               16,953

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 70,698                               53,294
      Templeton Foreign Securities Fund                                          9,793,107                            9,890,249
      Templeton Growth Securities Fund                                           2,757,772                            2,453,112

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                             1,724,034                            1,520,784
      Rydex Variable Trust Nova Fund                                               168,374                                1,795
      Rydex Variable Trust Sector Rotation Fund                                      9,819                                1,029

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                      4,308,306                            4,168,590
      Scudder VIT Equity 500 Index Fund                                          1,768,141                            1,272,895

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                           4,269                                  218

WANGER ADVISORS TRUST
---------------------
      Wanger International Select                                                1,399,473                            1,399,354
      Wanger International Small Cap                                             6,544,809                            6,550,393
      Wanger Select                                                                 37,490                               20,913
      Wanger U.S. Smaller Companies                                                728,344                              720,135

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2004 and 2003 follows:

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2004             2003
----------                                                                                       -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(6)
     Accumulation units outstanding                                                                   152,006           25,835
     Unit value                                                                                     $1.401672        $1.179348
     Net assets (thousands)                                                                              $213              $30
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            1.98%            1.11% *
     Total return                                                                                      18.85%           10.60%


     PHOENIX-AIM GROWTH SERIES(10)
     Accumulation units outstanding                                                                   104,472           57,078
     Unit value                                                                                     $1.079649        $1.052897
     Net assets (thousands)                                                                              $113              $60
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            0.11%                - *
     Total return                                                                                       2.54%            4.11%


     PHOENIX-ALGER SMALL-CAP GROWTH SERIES(13)
     Accumulation units outstanding                                                                    54,675           41,315
     Unit value                                                                                     $1.150849        $1.145261
     Net assets (thousands)                                                                               $63              $47
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                                -                - *
     Total return                                                                                       0.49%            2.94%


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(5)
     Accumulation units outstanding                                                                    75,153            5,177
     Unit value                                                                                     $1.195251        $1.105901
     Net assets (thousands)                                                                               $90               $6
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            3.00%            1.52% *
     Total return                                                                                       8.08%           10.77%


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(2)
     Accumulation units outstanding                                                                   110,263           48,295
     Unit value                                                                                     $1.551064        $1.170275
     Net assets (thousands)                                                                              $171              $57
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            2.72%            4.44% *
     Total return                                                                                      32.54%           14.00%

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2004             2003
----------                                                                                       -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(4)
     Accumulation units outstanding                                                                    16,139           16,398
     Unit value                                                                                     $1.112943        $1.077474
     Net assets (thousands)                                                                               $18              $18
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            0.73%                - *
     Total return                                                                                       3.29%            3.31%


     PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(2)
     Accumulation units outstanding                                                                   134,906           24,543
     Unit value                                                                                     $1.215879        $1.118476
     Net assets (thousands)                                                                              $164              $27
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            1.60%            2.64% *
     Total return                                                                                       8.71%           11.12%


     PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(4)
     Accumulation units outstanding                                                                    17,388           25,122
     Unit value                                                                                     $1.225456        $1.135317
     Net assets (thousands)                                                                               $21              $29
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                                -                - *
     Total return                                                                                       7.94%            0.93%


     PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(13)
     Accumulation units outstanding                                                                   278,977          164,985
     Unit value                                                                                     $1.142700        $1.080669
     Net assets (thousands)                                                                              $319             $178
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            2.71%           11.13% *
     Total return                                                                                       5.74%            4.65%


     PHOENIX-ENGEMANN VALUE EQUITY SERIES(9)
     Accumulation units outstanding                                                                    62,702           25,174
     Unit value                                                                                     $1.199519        $1.079582
     Net assets (thousands)                                                                               $75              $27
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            1.11%            1.09% *
     Total return                                                                                      11.11%            4.39%

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2004             2003
----------                                                                                       -------------    -------------
     PHOENIX-GOODWIN MONEY MARKET SERIES(1)
     Accumulation units outstanding                                                                 6,137,739          650,055
     Unit value                                                                                     $0.987395        $0.995550
     Net assets (thousands)                                                                            $6,060             $647
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            0.94%            0.59% *
     Total return                                                                                      (0.82%)          (0.36%)


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(5)
     Accumulation units outstanding                                                                 1,003,185          591,435
     Unit value                                                                                     $1.111067        $1.056866
     Net assets (thousands)                                                                            $1,115             $625
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            6.46%           24.44% *
     Total return                                                                                       5.13%            3.69%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(2)
     Accumulation units outstanding                                                                 1,468,091          333,452
     Unit value                                                                                     $1.072668        $1.034893
     Net assets (thousands)                                                                            $1,575             $345
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            5.15%            7.31% *
     Total return                                                                                       3.65%            3.93%


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(3)
     Accumulation units outstanding                                                                    22,239           15,844
     Unit value                                                                                     $1.114178        $1.075733
     Net assets (thousands)                                                                               $25              $17
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            1.69%            2.11% *
     Total return                                                                                       3.57%            4.94%


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(16)
     Accumulation units outstanding                                                                   117,644                -
     Unit value                                                                                     $1.370122                -
     Net assets (thousands)                                                                              $161                -
     Mortality and expense ratio                                                                        1.60% *              -
     Investment income ratio                                                                            2.37% *              -
     Total return                                                                                      23.42%                -

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2004             2003
----------                                                                                       -------------    -------------
     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(14)
     Accumulation units outstanding                                                                   158,543            2,617
     Unit value                                                                                     $1.342575        $1.177663
     Net assets (thousands)                                                                              $213               $3
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            1.26%            2.66% *
     Total return                                                                                      14.00%            4.87%


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(6)
     Accumulation units outstanding                                                                    48,473           54,664
     Unit value                                                                                     $1.299417        $1.154625
     Net assets (thousands)                                                                               $63              $63
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                                -            0.34% *
     Total return                                                                                      12.54%            9.31%


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(5)
     Accumulation units outstanding                                                                    16,354           45,513
     Unit value                                                                                     $1.129134        $1.058320
     Net assets (thousands)                                                                               $18              $48
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            3.76%           25.24% *
     Total return                                                                                       6.69%            4.71%


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(6)
     Accumulation units outstanding                                                                   217,801           33,776
     Unit value                                                                                     $1.250538        $1.128164
     Net assets (thousands)                                                                              $272              $38
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            1.04%            1.94% *
     Total return                                                                                      10.85%            8.71%


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(7)
     Accumulation units outstanding                                                                    95,856            2,849
     Unit value                                                                                     $1.400645        $1.145691
     Net assets (thousands)                                                                              $134               $3
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            0.90%            1.98% *
     Total return                                                                                      22.25%            8.82%

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2004             2003
----------                                                                                       -------------    -------------
     PHOENIX-NORTHERN DOW 30 SERIES(12)
     Accumulation units outstanding                                                                    30,781            7,331
     Unit value                                                                                     $1.162282        $1.128478
     Net assets (thousands)                                                                               $36               $8
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            4.16%            3.68% *
     Total return                                                                                       3.00%            6.67%


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(2)
     Accumulation units outstanding                                                                   169,727            7,789
     Unit value                                                                                     $1.231231        $1.137085
     Net assets (thousands)                                                                              $209               $9
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            1.49%                - *
     Total return                                                                                       8.28%            8.77%


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(5)
     Accumulation units outstanding                                                                    70,669           66,756
     Unit value                                                                                     $1.424574        $1.202370
     Net assets (thousands)                                                                              $101              $80
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            0.18%            1.23% *
     Total return                                                                                      18.48%           16.68%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(5)
     Accumulation units outstanding                                                                    37,112            5,261
     Unit value                                                                                     $1.481040        $1.226914
     Net assets (thousands)                                                                               $55               $6
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                                -                - *
     Total return                                                                                      20.71%           20.19%


     PHOENIX-SENECA MID-CAP GROWTH SERIES(11)
     Accumulation units outstanding                                                                    20,291           18,296
     Unit value                                                                                     $1.124422        $1.070733
     Net assets (thousands)                                                                               $23              $20
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                                -                - *
     Total return                                                                                       5.01%            2.47%

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2004             2003
----------                                                                                       -------------    -------------
     PHOENIX-SENECA STRATEGIC THEME SERIES(8)
     Accumulation units outstanding                                                                     6,825            6,867
     Unit value                                                                                     $1.150312        $1.108746
     Net assets (thousands)                                                                                $8               $8
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                                -                - *
     Total return                                                                                       3.75%            3.77%


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(14)
     Accumulation units outstanding                                                                    69,094            1,542
     Unit value                                                                                     $1.165213        $1.110571
     Net assets (thousands)                                                                               $81               $2
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                                -                - *
     Total return                                                                                       4.92%            2.04%


     AIM V.I. MID-CAP CORE EQUITY FUND(17)
     Accumulation units outstanding                                                                    22,063                -
     Unit value                                                                                     $1.016178                -
     Net assets (thousands)                                                                               $22                -
     Mortality and expense ratio                                                                        1.60% *              -
     Investment income ratio                                                                            1.95% *              -
     Total return                                                                                       1.85%                -


     AIM V.I. PREMIER EQUITY FUND(1)
     Accumulation units outstanding                                                                    10,620           12,605
     Unit value                                                                                     $1.139110        $1.094450
     Net assets (thousands)                                                                               $12              $14
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            0.41%            0.82% *
     Total return                                                                                       4.08%           10.36%


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(8)
     Accumulation units outstanding                                                                    11,711           11,658
     Unit value                                                                                     $1.151562        $1.081717
     Net assets (thousands)                                                                               $13              $13
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                                -                - *
     Total return                                                                                       6.46%            1.18%

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2004             2003
----------                                                                                       -------------    -------------
FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(2)
     Accumulation units outstanding                                                                   535,878          345,857
     Unit value                                                                                     $1.032696        $1.012920
     Net assets (thousands)                                                                              $553             $350
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            3.51%                - *
     Total return                                                                                       1.95%            1.79%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(1)
     Accumulation units outstanding                                                                   175,615          179,311
     Unit value                                                                                     $1.163956        $1.070870
     Net assets (thousands)                                                                              $204             $192
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            6.13%                - *
     Total return                                                                                       8.69%            7.95%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(7)
     Accumulation units outstanding                                                                    57,296           10,905
     Unit value                                                                                     $1.277895        $1.125951
     Net assets (thousands)                                                                               $73              $12
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            0.08%                - *
     Total return                                                                                      13.49%            6.71%


     VIP GROWTH OPPORTUNITIES PORTFOLIO(2)
     Accumulation units outstanding                                                                     9,623            7,971
     Unit value                                                                                     $1.173223        $1.113680
     Net assets (thousands)                                                                               $11               $9
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            0.41%                - *
     Total return                                                                                       5.35%            9.01%


     VIP GROWTH PORTFOLIO(5)
     Accumulation units outstanding                                                                   223,363          132,296
     Unit value                                                                                     $1.137139        $1.119103
     Net assets (thousands)                                                                              $254             $148
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            0.12%                - *
     Total return                                                                                       1.61%           10.55%

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2004             2003
----------                                                                                       -------------    -------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(7)
     Accumulation units outstanding                                                                    97,244           81,910
     Unit value                                                                                     $1.241631        $1.120292
     Net assets (thousands)                                                                              $121              $92
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            0.92%                - *
     Total return                                                                                      10.83%            8.60%


     TEMPLETON FOREIGN SECURITIES FUND(6)
     Accumulation units outstanding                                                                    58,499           28,709
     Unit value                                                                                     $1.355438        $1.162146
     Net assets (thousands)                                                                               $79              $33
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            2.32%                - *
     Total return                                                                                      16.63%            8.87%


     TEMPLETON GROWTH SECURITIES FUND(13)
     Accumulation units outstanding                                                                   454,042          192,790
     Unit value                                                                                     $1.316191        $1.152825
     Net assets (thousands)                                                                              $598             $222
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            1.18%                - *
     Total return                                                                                      14.17%            8.13%


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(3)
     Accumulation units outstanding                                                                   235,730           24,937
     Unit value                                                                                     $0.827980        $0.941899
     Net assets (thousands)                                                                              $195              $23
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                                -                - *
     Total return                                                                                     (12.09%)          (5.41%)


     RYDEX VARIABLE TRUST NOVA FUND(3)
     Accumulation units outstanding                                                                   146,630            5,776
     Unit value                                                                                     $1.317517        $1.168121
     Net assets (thousands)                                                                              $193               $7
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            0.01%                - *
     Total return                                                                                      12.79%           12.45%

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2004             2003
----------                                                                                       -------------    -------------
     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(8)
     Accumulation units outstanding                                                                    18,446           10,539
     Unit value                                                                                     $1.203774        $1.104953
     Net assets (thousands)                                                                               $22              $12
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                                -                - *
     Total return                                                                                       8.94%            0.46%


SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(11)
     Accumulation units outstanding                                                                   167,845           17,832
     Unit value                                                                                     $1.388520        $1.185132
     Net assets (thousands)                                                                              $233              $21
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            0.45%                - *
     Total return                                                                                      17.16%           10.18%


     SCUDDER VIT EQUITY 500 INDEX FUND(6)
     Accumulation units outstanding                                                                   506,699           64,924
     Unit value                                                                                     $1.213124        $1.114769
     Net assets (thousands)                                                                              $615              $72
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            1.61%                - *
     Total return                                                                                       8.82%            7.47%


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(5)
     Accumulation units outstanding                                                                     6,149            2,497
     Unit value                                                                                     $1.103250        $1.139935
     Net assets (thousands)                                                                                $7               $3
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                                -                - *
     Total return                                                                                      (3.22%)          10.14%


WANGER ADVISORS TRUST
---------------------
     WANGER INTERNATIONAL SELECT(15)
     Accumulation units outstanding                                                                       707                -
     Unit value                                                                                             -                -
     Net assets (thousands)                                                                                 -                -
     Mortality and expense ratio                                                                        1.60% *              -
     Investment income ratio                                                                                - *              -
     Total return                                                                                       2.86%                -

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
SUBACCOUNT                                                                                           2004             2003
----------                                                                                       -------------    -------------
     WANGER INTERNATIONAL SMALL CAP(7)
     Accumulation units outstanding                                                                   151,723          109,840
     Unit value                                                                                     $1.586741        $1.237820
     Net assets (thousands)                                                                              $241             $136
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                            0.30%                - *
     Total return                                                                                      28.19%           11.28%


     WANGER SELECT(2)
     Accumulation units outstanding                                                                    26,296           11,001
     Unit value                                                                                     $1.247997        $1.063052
     Net assets (thousands)                                                                               $33              $12
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                                -                - *
     Total return                                                                                      17.40%            2.89%


     WANGER U.S. SMALLER COMPANIES(2)
     Accumulation units outstanding                                                                    74,826           64,711
     Unit value                                                                                     $1.337557        $1.148704
     Net assets (thousands)                                                                              $100              $74
     Mortality and expense ratio                                                                        1.60%            1.60% *
     Investment income ratio                                                                                -                - *
     Total return                                                                                      16.44%            9.31%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception August 26, 2003 to December 31, 2003.
(2) From inception August 29, 2003 to December 31, 2003.
(3) From inception September 9, 2003 to December 31, 2003.
(4) From inception September 18, 2003 to December 31, 2003.
(5) From inception September 26, 2003 to December 31, 2003.
(6) From inception October 6, 2003 to December 31, 2003.
(7) From inception October 8, 2003 to December 31, 2003.
(8) From inception October 16, 2003 to December 31, 2003.
(9) From inception October 17, 2003 to December 31, 2003.
(10) From inception October 20, 2003 to December 31, 2003.
(11) From inception October 27, 2003 to December 31, 2003.
(12) From inception October 31, 2003 to December 31, 2003.
(13) From inception November 20, 2003 to December 31, 2003.
(14) From inception December 4, 2003 to December 31, 2003.
(15) From inception January 26, 2004 to September 24, 2004.
(16) From inception February 5, 2004 to December 31, 2004.
(17) From inception December 3, 2004 to December 31, 2004.
* Annualized.

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                    SUBACCOUNT
                                                   ----------------------------------------------------------------------------

                                                       PHOENIX-                             PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                       ABERDEEN           PHOENIX-AIM          SMALL-CAP          BERNSTEIN
                                                     INTERNATIONAL           GROWTH             GROWTH          ENHANCED INDEX
                                                        SERIES               SERIES             SERIES              SERIES
                                                   -----------------   -----------------   ----------------   -----------------
Accumulation units outstanding, beginning of period          25,835              57,078             41,315               5,177
Participant deposits                                        805,451              47,014              8,380              70,376
Participant transfers                                      (608,109)(d)           2,472              6,622                (161)
Participant withdrawals                                     (71,171)             (2,092)            (1,642)               (239)
                                                   ----------------------------------------------------------------------------
Accumulation units outstanding, end of period               152,006             104,472             54,675              75,153
                                                   ============================================================================

                                                                                               PHOENIX-           PHOENIX-
                                                     PHOENIX-DUFF &        PHOENIX-            ENGEMANN           ENGEMANN
                                                      PHELPS REAL          ENGEMANN           GROWTH AND          SMALL-CAP
                                                   ESTATE SECURITIES    CAPITAL GROWTH          INCOME             GROWTH
                                                        SERIES              SERIES              SERIES             SERIES
                                                   -----------------   -----------------   ----------------  ------------------
Accumulation units outstanding, beginning of period          48,295              16,398             24,543              25,122
Participant deposits                                         88,945                   -            130,205               9,289
Participant transfers                                       (10,003)                  - (b)         (1,658)            (16,843)
Participant withdrawals                                     (16,974)               (259)           (18,184)               (180)
                                                   ----------------------------------------------------------------------------
Accumulation units outstanding, end of period               110,263              16,139            134,906              17,388
                                                   ============================================================================

                                                       PHOENIX-                                                   PHOENIX-
                                                       ENGEMANN             PHOENIX-           PHOENIX-        GOODWIN MULTI-
                                                      STRATEGIC          ENGEMANN VALUE      GOODWIN MONEY       SECTOR FIXED
                                                      ALLOCATION             EQUITY             MARKET             INCOME
                                                        SERIES               SERIES             SERIES             SERIES
                                                   -----------------   -----------------   ----------------  ------------------
Accumulation units outstanding, beginning of period         164,985               25,174           650,055             591,435
Participant deposits                                        231,899               18,112         2,302,915             242,364
Participant transfers                                       (12,112)              19,529 (c)     4,142,257             244,628 (a)
Participant withdrawals                                    (105,795)                (113)         (957,488)            (75,242)
                                                   ----------------------------------------------------------------------------
Accumulation units outstanding, end of period               278,977               62,702         6,137,739           1,003,185
                                                   ============================================================================

                                                        PHOENIX-
                                                     GOODWIN MULTI-                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                      SECTOR SHORT      PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                       TERM BOND       RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                         SERIES             SERIES             SERIES              SERIES
                                                   -----------------  -----------------   ----------------   ------------------
Accumulation units outstanding, beginning of period         333,452             15,844                  -                2,617
Participant deposits                                      4,013,808              6,531                874              389,086
Participant transfers                                    (2,691,431)               101            116,904             (222,587)
Participant withdrawals                                    (187,738)              (237)              (134)             (10,573)
                                                   ----------------------------------------------------------------------------
Accumulation units outstanding, end of period             1,468,091             22,239            117,644              158,543
                                                   ============================================================================

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                    SUBACCOUNT
                                                   ----------------------------------------------------------------------------

                                                                          PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD
                                                     PHOENIX-LAZARD       ABBETT BOND-     ABBETT LARGE-CAP    ABBETT MID-CAP
                                                     SMALL-CAP VALUE       DEBENTURE            VALUE              VALUE
                                                         SERIES              SERIES             SERIES             SERIES
                                                   -----------------   -----------------   ----------------   -----------------
Accumulation units outstanding, beginning of period          54,664              45,513             33,776               2,849
Participant deposits                                          2,097              15,369            179,060              23,661
Participant transfers                                          (627)             (9,493)            16,388              69,746
Participant withdrawals                                      (7,661)            (35,035)           (11,423)               (400)
                                                   ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                48,473              16,354            217,801              95,856
                                                   ============================================================================

                                                                           PHOENIX-
                                                                           NORTHERN        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                       PHOENIX-           NASDAQ-100        BERNSTEIN MID-    BERNSTEIN SMALL-
                                                    NORTHERN DOW 30        INDEX(R)           CAP VALUE          CAP VALUE
                                                        SERIES              SERIES              SERIES             SERIES
                                                   ------------------  -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            7,331              7,789             66,756               5,261
Participant deposits                                          28,671            500,878             36,559              12,704
Participant transfers                                        716,837            193,891            (30,426)             19,473
Participant withdrawals                                     (722,058)          (532,831)            (2,220)               (326)
                                                   ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 30,781            169,727             70,669              37,112
                                                   ============================================================================

                                                                                              AIM V.I.            AIM V.I.
                                                     PHOENIX-SENECA     PHOENIX-SENECA        CAPITAL             MID-CAP
                                                     MID-CAP GROWTH       STRATEGIC         APPRECIATION        CORE EQUITY
                                                         SERIES          THEME SERIES           FUND                FUND
                                                   ------------------  -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period           18,296              6,867              1,542                   -
Participant deposits                                          19,757                  -             71,503                   -
Participant transfers                                        (17,213)                 -                415              22,063 (e)
Participant withdrawals                                         (549)               (42)            (4,366)                  -
                                                   ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 20,291              6,825             69,094              22,063
                                                   ============================================================================

                                                                                            FEDERATED FUND      FEDERATED
                                                        AIM V.I.        ALGER AMERICAN          FOR U.S.        HIGH INCOME
                                                        PREMIER        LEVERAGED ALLCAP       GOVERNMENT        BOND FUND II--
                                                      EQUITY FUND          PORTFOLIO         SECURITIES II     PRIMARY SHARES
                                                   -----------------   -----------------  ------------------  -----------------
Accumulation units outstanding, beginning of period           12,605             11,658             345,857            179,311
Participant deposits                                          13,342                  -           1,086,221             16,889
Participant transfers                                            147                 82            (638,995)            93,949
Participant withdrawals                                      (15,474)               (29)           (257,205)          (114,534)
                                                   ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 10,620             11,711             535,878            175,615
                                                   ============================================================================

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                    SUBACCOUNT
                                                   ----------------------------------------------------------------------------

                                                          VIP             VIP GROWTH
                                                      CONTRAFUND(R)      OPPORTUNITIES       VIP GROWTH         MUTUAL SHARES
                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO        SECURITIES FUND
                                                   -----------------   -----------------   ----------------   -----------------
Accumulation units outstanding, beginning of period          10,905               7,971            132,296              81,910
Participant deposits                                         23,840               1,601             84,686              60,645
Participant transfers                                        22,745                  51             15,482             (42,664)
Participant withdrawals                                        (194)                  -             (9,101)             (2,647)
                                                   ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                57,296               9,623            223,363              97,244
                                                   ============================================================================

                                                       TEMPLETON         TEMPLETON
                                                        FOREIGN            GROWTH
                                                       SECURITIES        SECURITIES         RYDEX VARIABLE      RYDEX VARIABLE
                                                          FUND              FUND            TRUST JUNO FUND     TRUST NOVA FUND
                                                   -----------------   -----------------   ----------------   -----------------
Accumulation units outstanding, beginning of period          28,709             192,790             24,937               5,776
Participant deposits                                      1,109,969             311,078            204,381                   -
Participant transfers                                    (1,080,179)            (43,517)             6,412             140,887
Participant withdrawals                                           -              (6,309)                 -                 (33)
                                                   ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                58,499             454,042            235,730             146,630
                                                   ============================================================================

                                                     RYDEX VARIABLE      SCUDDER VIT         SCUDDER VIT
                                                      TRUST SECTOR      EAFE(R) EQUITY        EQUITY 500         TECHNOLOGY
                                                      ROTATION FUND       INDEX FUND          INDEX FUND          PORTFOLIO
                                                   -----------------   -----------------   ----------------   -----------------
Accumulation units outstanding, beginning of period          10,539              17,832             64,924               2,497
Participant deposits                                          8,395             319,285            586,133                   -
Participant transfers                                           (34)           (169,272)                12               3,791
Participant withdrawals                                        (454)                  -           (144,370)               (139)
                                                   ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                18,446             167,845            506,699               6,149
                                                   ============================================================================

                                                         WANGER             WANGER                                 WANGER U.S.
                                                     INTERNATIONAL       INTERNATIONAL                              SMALLER
                                                         SELECT            SMALL CAP          WANGER SELECT        COMPANIES
                                                    -----------------   -----------------   ----------------   -----------------
Accumulation units outstanding, beginning of period                -             109,840             11,001             64,711
Participant deposits                                               -              35,775             16,114             17,283
Participant transfers                                            707             258,200               (132)            (5,947)
Participant withdrawals                                            -            (252,092)              (687)            (1,221)
                                                   ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    707             151,723             26,296             74,826
                                                   ============================================================================



(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(c) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(d) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(e) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                       SUBACCOUNT
                                                        ----------------------------------------------------------------------------
                                                            PHOENIX-           PHOENIX-AIM     PHOENIX-ALLIANCE     PHOENIX-DUFF &
                                                            ABERDEEN             MID-CAP           BERNSTEIN         PHELPS REAL
                                                          INTERNATIONAL          EQUITY            ENHANCED        ESTATE SECURITIES
                                                             SERIES              SERIES          INDEX SERIES           SERIES
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                   -                  -
Participant deposits                                              27,350              18,625               5,416             45,222
Participant transfers                                                  -              17,646                   -              4,784
Participant withdrawals                                           (1,515)                  -                (239)            (1,711)
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     25,835              36,271               5,177             48,295
                                                        ============================================================================

                                                                                PHOENIX-
                                                            PHOENIX-          ENGEMANN SMALL                      PHOENIX-GOODWIN
                                                            ENGEMANN            & MID-CAP      PHOENIX-GOODWIN      MULTI-SECTOR
                                                         CAPITAL GROWTH          GROWTH          MONEY MARKET       FIXED INCOME
                                                             SERIES              SERIES             SERIES             SERIES
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                   -                  -
Participant deposits                                              16,637               8,406           1,710,221            296,531
Participant transfers                                                  -              16,716          (1,060,163)           295,138
Participant withdrawals                                             (239)                  -                  (3)              (234)
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     16,398              25,122             650,055            591,435
                                                        ============================================================================

                                                         PHOENIX-GOODWIN                                            PHOENIX-LAZARD
                                                          MULTI-SECTOR        PHOENIX-JANUS       JANUS-KAYNE       INTERNATIONAL
                                                         SHORT TERM BOND     FLEXIBLE INCOME    RISING DIVIDENDS    EQUITY SELECT
                                                             SERIES              SERIES             SERIES             SERIES
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                             340,139             121,012              15,903              2,679
Participant transfers                                                  -                 710                 (59)               (62)
Participant withdrawals                                           (6,687)             (4,931)                  -                  -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    333,452             116,791              15,844              2,617
                                                        ============================================================================

                                                                               PHOENIX-LORD       PHOENIX-LORD      PHOENIX-LORD
                                                         PHOENIX-LAZARD        ABBETT BOND-     ABBETT LARGE-CAP   ABBETT MID-CAP
                                                         SMALL-CAP VALUE        DEBENTURE            VALUE              VALUE
                                                              SERIES              SERIES             SERIES             SERIES
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                   -                  -
Participant deposits                                              56,765              45,631              36,336              2,849
Participant transfers                                                  -                   -                 (63)                 -
Participant withdrawals                                           (2,101)               (118)             (2,497)                 -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     54,664              45,513              33,776              2,849
                                                        ============================================================================

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ----------------------------------------------------------------------------

                                                            PHOENIX-MFS                                           PHOENIX-NORTHERN
                                                         INVESTORS GROWTH       PHOENIX-MFS     PHOENIX-NORTHERN      NASDAQ-100
                                                           STOCK SERIES        VALUE SERIES      DOW 30 SERIES     INDEX(R) SERIES
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                              57,435               8,068              7,331               7,789
Participant transfers                                               (357)                  -                  -                   -
Participant withdrawals                                                -                   -                  -                   -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     57,078               8,068              7,331               7,789
                                                        ============================================================================

                                                                                PHOENIX-
                                                            PHOENIX-            OAKHURST           PHOENIX-        PHOENIX-SANFORD
                                                         OAKHURST GROWTH        STRATEGIC       OAKHURST VALUE     BERNSTEIN GLOBAL
                                                           AND INCOME           ALLOCATION          EQUITY              VALUE
                                                             SERIES              SERIES             SERIES              SERIES
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                              24,662              68,686             25,174               4,379
Participant transfers                                                  -              96,299                  -                   -
Participant withdrawals                                             (119)                  -                  -                   -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     24,543             164,985             25,174               4,379
                                                        ============================================================================

                                                         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                            BERNSTEIN           BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA
                                                          MID-CAP VALUE      SMALL-CAP VALUE    MID-CAP GROWTH     STRATEGIC THEME
                                                             SERIES              SERIES             SERIES              SERIES
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                              43,264               5,378              2,276               6,867
Participant transfers                                             25,775                   -             17,863                   -
Participant withdrawals                                           (2,283)               (117)            (1,843)                  -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     66,756               5,261             18,296               6,867
                                                        ============================================================================

                                                          PHOENIX-STATE
                                                         STREET RESEARCH    AIM V.I. CAPITAL   AIM V.I. PREMIER     ALGER AMERICAN
                                                         SMALL-CAP GROWTH     APPRECIATION          EQUITY         LEVERAGED ALLCAP
                                                             SERIES              SERIES             SERIES              SERIES
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                               9,783               1,536             12,605              11,658
Participant transfers                                             31,532                   6                  -                   -
Participant withdrawals                                                -                   -                  -                   -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     41,315               1,542             12,605              11,658
                                                        ============================================================================

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ----------------------------------------------------------------------------


                                                          FEDERATED FUND     FEDERATED HIGH
                                                            FOR U.S.           INCOME BOND            VIP            VIP GROWTH
                                                           GOVERNMENT          FUND II --        CONTRAFUND(R)      OPPORTUNITIES
                                                          SECURITIES II       PRIMARY SHARES      PORTOFOLIO         PORTOFOLIO
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                             348,903              93,658             10,905               7,971
Participant transfers                                                182              85,887                  -                   -
Participant withdrawals                                           (3,228)               (234)                 -                   -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    345,857             179,311             10,905               7,971
                                                        ============================================================================

                                                                              MUTUAL SHARES    TEMPLETON FOREIGN   TEMPLETON GROWTH
                                                           VIP GROWTH          SECURITIES         SECURITIES         SECURITIES
                                                           PORTOFOLIO             FUND               FUND               FUND
                                                        -----------------   -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                              74,424               9,162             30,815              47,640
Participant transfers                                             60,426              72,748                  -             145,150
Participant withdrawals                                           (2,554)                  -             (2,106)                  -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    132,296              81,910             28,709            192,790
                                                        ============================================================================

                                                                                                RYDEX VARIABLE       SCUDDER VIT
                                                          RYDEX VARIABLE      RYDEX VARIABLE     TRUST SECTOR      EAFE(R) EQUITY
                                                           TRUST JUNO           TRUST NOVA         ROTATION             INDEX
                                                              FUND                 FUND              FUND               FUND
                                                        -----------------   -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                              24,937               5,776             10,539              17,832
Participant transfers                                                  -                   -                  -                   -
Participant withdrawals                                                -                   -                  -                   -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     24,937               5,776             10,539              17,832
                                                        ============================================================================


                                                           SCUDDER VIT                              WANGER
                                                        EQUITY 500 INDEX       TECHNOLOGY        INTERNATIONAL
                                                             FUND              PORTOFOLIO          SMALL CAP        WANGER TWENTY
                                                        -----------------   -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                              67,103               2,612              5,586              11,001
Participant transfers                                                  -                   -            104,254                   -
Participant withdrawals                                           (2,179)               (115)                 -                   -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     64,924               2,497            109,840              11,001
                                                        ============================================================================

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                         SUBACCOUNT
                                                      -----------------

                                                         WANGER U.S.
                                                      SMALLER COMPANIES
                                                      -----------------
Accumulation units outstanding, beginning of period                  -
Participant deposits                                            66,690
Participant transfers                                             (283)
Participant withdrawals                                         (1,696)
                                                      -----------------
Accumulation units outstanding, end of period                   64,711
                                                      =================

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.475% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $3,061 and $0 during the year ended December 31, 2004 and 2003, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, no contingent deferred sales charges apply.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

                                 FREEDOM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



PRICEWATERHOUSECOOPERS [LOGO]



To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account (Freedom Edge(R)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (Freedom Edge(R)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             --------------

Report of Independent Registered Public Accounting Firm...................................................        F-3

Balance Sheet as of December 31, 2004 and 2003............................................................        F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2004, 2003 and 2002....................................................        F-5

Statement of Cash Flows for the years ended December 31, 2004, 2003 and 2002..............................        F-6

Notes to Financial Statements.............................................................................     F-7 - F-18

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, CT
March 8, 2005

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                   ($ amounts in thousands, except share data)
                           DECEMBER 31, 2004 AND 2003

                                                                                                  2004             2003
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.......................................     $  3,075,379     $  3,087,957
Available-for-sale equity securities, at fair value.....................................              261            8,687
Policy loans, at unpaid principal balances..............................................            2,486            1,753
Other invested assets...................................................................            4,393           20,314
                                                                                            ---------------  ---------------
Total investments.......................................................................        3,082,519        3,118,711
Cash and cash equivalents...............................................................           39,598           80,972
Accrued investment income...............................................................           27,353           26,817
Deferred policy acquisition costs.......................................................          433,458          372,609
Other general account assets............................................................           37,653           23,611
Separate account assets.................................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds..............................................................     $  2,627,920     $  2,760,567
Policy liabilities and accruals.........................................................          350,851          235,484
Deferred income taxes...................................................................           63,402           55,926
Other general account liabilities.......................................................           30,047           42,959
Separate account liabilities............................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................        5,485,791        5,105,070
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued..............            2,500            2,500
Additional paid-in capital..............................................................          503,234          484,234
Retained earnings.......................................................................           32,911           16,196
Accumulated other comprehensive income..................................................            9,716           24,854
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY..............................................................          548,361          527,784
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..............................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------
 REVENUES:
 Premiums...............................................................    $      7,367     $      5,829     $      4,372
 Insurance and investment product fees..................................          83,300           65,529           46,915
 Investment income, net of expenses.....................................         143,862          133,531           92,472
 Net realized investment gains (losses).................................           5,121              768          (16,167)
                                                                           ---------------  ---------------  ---------------
 TOTAL REVENUES.........................................................         239,650          205,657          127,592
                                                                           ---------------  ---------------  ---------------

 BENEFITS AND EXPENSES:
 Policy benefits........................................................         136,760          127,311           98,915
 Policy acquisition cost amortization...................................          45,027           20,040           23,182
 Other operating expenses...............................................          35,683           35,288           27,386
                                                                           ---------------  ---------------  ---------------
 TOTAL BENEFITS AND EXPENSES............................................         217,470          182,639          149,483
                                                                           ---------------  ---------------  ---------------
 Income (loss) before income taxes......................................          22,180           23,018          (21,891)
 Applicable income taxes (benefit)......................................           5,465            8,369           (8,635)
                                                                           ---------------  ---------------  ---------------
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ===============  ===============  ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ---------------  ---------------  ---------------
 Net unrealized investment gains (losses)...............................         (14,802)           2,561           18,522
 Net unrealized derivative instruments gains (losses)...................            (336)            (335)           2,147
                                                                           ---------------  ---------------  ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------
 COMPREHENSIVE INCOME...................................................    $      1,577     $     16,875     $      7,413
                                                                           ===============  ===============  ===============

 ADDITIONAL PAID-IN  CAPITAL:
 Capital contributions from parent......................................    $     19,000     $     40,000     $    259,370

 RETAINED EARNINGS:
 Net income (loss)......................................................          16,715           14,649          (13,256)

 ACCUMULATED OTHER COMPREHENSIVE INCOME:
 Other comprehensive income (loss)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------

 CHANGE IN STOCKHOLDER'S EQUITY.........................................          20,577           56,875          266,783
 Stockholder's equity, beginning of year................................         527,784          470,909          204,126
                                                                           ---------------  ---------------  ---------------
 STOCKHOLDER'S EQUITY, END OF YEAR......................................    $    548,361     $    527,784     $    470,909
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

 OPERATING ACTIVITIES:
 Net income (loss)......................................................    $     16,715     $     14,649     $    (13,256)
 Net realized investment (gains) losses.................................          (5,121)            (768)          16,167
 Investment (gains) losses..............................................          (5,634)           6,876           22,671
 Deferred income taxes..................................................          15,627           15,734              438
 Increase in deferred policy acquisition costs..........................         (61,761)        (100,542)        (128,164)
 Increase in policy liabilities and accruals............................         135,384          126,059           66,632
 Other assets and other liabilities net change..........................         (19,262)          32,352          (63,659)
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) OPERATING ACTIVITIES...................................          75,948           94,360          (99,171)
                                                                           ---------------  ---------------  ---------------

 INVESTING ACTIVITIES:

 Investment purchases...................................................      (1,506,835)      (2,068,268)      (1,753,350)
 Investment sales, repayments and maturities............................       1,503,161        1,338,495          414,195
                                                                           ---------------  ---------------  ---------------
 CASH (FOR) INVESTING ACTIVITIES........................................          (3,674)        (729,773)      (1,339,155)
                                                                           ---------------  ---------------  ---------------

 FINANCING ACTIVITIES:

 Policyholder deposit fund deposits.....................................         365,166          928,973        2,072,129
 Policyholder deposit fund withdrawals..................................        (497,814)        (725,834)        (591,371)
 Capital contributions from parent......................................          19,000           40,000          259,370
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) FINANCING ACTIVITIES...................................        (113,648)         243,139        1,740,128
                                                                           ---------------  ---------------  ---------------
 CHANGE IN CASH AND CASH EQUIVALENTS....................................         (41,374)        (392,274)         301,802
 Cash and cash equivalents, beginning of year...........................          80,972          473,246          171,444
                                                                           ---------------  ---------------  ---------------
 CASH AND CASH EQUIVALENTS, END OF YEAR.................................    $     39,598     $     80,972     $    473,246
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities, and accruals for deferred taxes. Significant accounting policies are presented throughout the notes in italicized type.

NEW ACCOUNTING PRONOUNCEMENTS

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments", or EITF 03-1, are effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, are not anticipated to have a material effect on our financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts", or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

DIRECT BUSINESS AND REINSURANCE:                                                       YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct premiums........................................................     $     43,348     $     30,404     $     21,283
Premiums ceded to reinsurers...........................................          (35,981)         (24,575)         (16,911)
                                                                           ---------------  ---------------  ---------------
PREMIUMS...............................................................     $      7,367     $      5,829     $      4,372
                                                                           ===============  ===============  ===============

Direct policy benefits incurred........................................     $     37,846     $     19,031     $     13,757
Policy benefits assumed from reinsureds................................              286              160              197
Policy benefits ceded to reinsurers....................................          (26,767)         (12,829)         (11,378)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS........................................................     $     11,365     $      6,362     $      2,576
                                                                           ===============  ===============  ===============

Direct life insurance in-force.........................................     $ 30,623,344     $ 20,518,533     $ 11,999,540
Life insurance in-force assumed from reinsureds........................          155,964          168,788          215,329
Life insurance in-force ceded to reinsurers............................      (23,057,775)     (15,544,504)      (9,842,076)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE................................................     $  7,721,533     $  5,142,817     $  2,372,793
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force.................             2.02%            3.28%            9.07%
                                                                           ===============  ===============  ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $125.4 million, $121.0 million and $96.3 million, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]

In 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in 2002.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                         YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions..............     $    106,788     $    120,582     $    102,769
Acquisition costs recognized in Valley Forge Life acquisition..........               --               --           48,577
Recurring costs amortized to expense...................................          (45,027)         (20,040)         (23,182)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3)......................             (912)          16,390          (37,474)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs............................           60,849          116,932           90,690
Deferred policy acquisition costs, beginning of year...................          372,609          255,677          164,987
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.........................     $    433,458     $    372,609     $    255,677
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.25% to 5.75% as of December 31, 2004, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2004 and 2003, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $114.7 million and $171.1 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $8.5 million and $7.2 million, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 1.6% to 8.25%, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

[begin italic] We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period. [end italic]


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

[begin italic] We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). [end italic]

FAIR VALUE AND COST OF AVAILABLE-FOR-SALE                                        AS OF DECEMBER 31,
DEBT SECURITIES:                                         -------------------------------------------------------------------
$ amounts in thousands)                                                2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $     65,485     $     64,850      $     58,894     $     58,166
State and political subdivision......................           45,028           44,717            48,376           47,621
Foreign government...................................           73,572           69,137            44,918           43,261
Corporate............................................        1,674,157        1,657,987         1,475,398        1,445,360
Mortgage-backed......................................          665,778          652,781           695,425          680,360
Other asset-backed...................................          551,359          551,368           764,946          758,868
                                                         ---------------  ---------------   ---------------  ---------------
DEBT SECURITIES......................................     $  3,075,379     $  3,040,840      $  3,087,957     $  3,033,636
                                                         ===============  ===============   ===============  ===============

[begin italic] For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. [end italic]

We owned no non-income producing debt securities as of December 31, 2004 or 2003.

FAIR VALUE AND COST OF EQUITY SECURITIES:                                        AS OF DECEMBER 31,
($ amounts in thousands)                                 -------------------------------------------------------------------
                                                                       2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

Mutual fund seed investments.........................     $         63     $         39      $      8,512     $      6,510
Other equity securities..............................              198              227               175              229
                                                         ---------------  ---------------   ---------------  ---------------
EQUITY SECURITIES....................................     $        261     $        266      $      8,687     $      6,739
                                                         ===============  ===============   ===============  ===============

GROSS AND NET UNREALIZED GAINS (LOSSES) FROM                                     AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                             GAINS            LOSSES            GAINS            LOSSES
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $        878     $       (243)     $        936     $       (208)
State and political subdivision......................              721             (410)            1,107             (352)
Foreign government...................................            4,565             (130)            2,451             (794)
Corporate............................................           30,610          (14,440)           42,578          (12,540)
Mortgage-backed......................................           14,805           (1,808)           16,566           (1,501)
Other asset-backed...................................            4,660           (4,669)           10,070           (3,992)
                                                         ---------------  ---------------   ---------------  ---------------
Debt securities gains and losses.....................     $     56,239     $    (21,700)     $     73,708     $    (19,387)
                                                         ===============  ===============   ===============  ===============
Equity securities gains and losses...................     $         24     $        (29)     $      2,002     $        (54)
                                                         ===============  ===============   ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS.................     $     34,534                       $     56,269
                                                         ===============                    ===============


AGING OF TEMPORARILY IMPAIRED GENERAL                                        AS OF DECEMBER 31, 2004
ACCOUNT DEBT AND EQUITY SECURITIES:         ---------------------------------------------------------------------------------------
($ amounts in thousands)                         LESS THAN 12 MONTHS         GREATER THAN 12 MONTHS                TOTAL
                                            ----------------------------   ---------------------------   --------------------------
                                                FAIR        UNREALIZED         FAIR        UNREALIZED        FAIR       UNREALIZED
                                                VALUE         LOSSES           VALUE         LOSSES          VALUE        LOSSES
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES
U.S. government and agency...............    $   29,470     $     (243)     $       --    $       --      $   29,470    $     (243)
State and political subdivision..........        12,280           (227)          4,151          (183)         16,431          (410)
Foreign government.......................            --             --           4,833          (130)          4,833          (130)
Corporate................................       484,913        (11,468)         76,796        (2,972)        561,709       (14,440)
Mortgage-backed..........................       242,502         (1,689)         18,780          (119)        261,282        (1,808)
Other asset-backed.......................       259,871         (2,355)          9,853        (2,314)        269,724        (4,669)
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES..........................    $1,029,036     $  (15,982)     $  114,413    $   (5,718)     $1,143,449    $  (21,700)
COMMON STOCK.............................            --             --              --           (29)             --           (29)
                                            -------------  -------------   ------------  -------------   ------------  -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $1,029,036     $  (15,982)     $  114,413    $   (5,747)     $1,143,449    $  (21,729)
                                            =============  =============   ============  =============   ============  =============

BELOW INVESTMENT GRADE...................    $   36,729     $     (953)     $   10,934    $   (2,325)     $   47,663    $   (3,278)
                                            =============  =============   ============  =============   ============  =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES...................                   $     (355)                   $     (455)                   $     (810)
                                                           =============                 =============                 =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

[begin italic] Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting. [end italic]

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in first-out basis and when declines in the fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income. [end italic]

SOURCES OF NET INVESTMENT INCOME:                                                      YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    145,354     $    132,101     $     88,764
Equity securities......................................................               44              478              269
Other investments......................................................              178              931              237
Policy loans...........................................................              122              140               38
Cash and cash equivalents..............................................            1,000            2,679            4,891
                                                                           ---------------  ---------------  ---------------
Total investment income................................................          146,698          136,329           94,199
  Less:  Investment expenses...........................................            2,836            2,798            1,727
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME..................................................     $    143,862     $    133,531     $     92,472
                                                                           ===============  ===============  ===============


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS..............................................     $         --     $     (8,113)    $    (13,207)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains........................................            6,015            9,615            2,754
Debt security transaction losses.......................................           (3,581)          (2,411)          (6,640)
Equity security transaction gains......................................            2,286            3,993               --
Equity security transaction losses.....................................               --           (1,354)              (1)
Other investment transaction gains (losses)............................              402             (960)             930
Cash equivalent transaction losses.....................................               (1)              (2)              (3)
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES).........................................            5,121            8,881           (2,960)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES).................................     $      5,121     $        768     $    (16,167)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes. [end italic]

SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    (19,782)    $    (11,311)    $     62,514
Equity securities......................................................           (1,953)             695            1,253
Other investments......................................................             (125)          (1,833)           2,203
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)....................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)...............................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)..................              912          (16,390)          37,474
Applicable deferred income taxes.......................................           (7,970)           1,380            9,974
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses)....................           (7,058)         (15,010)          47,448
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN             $    (14,802)    $      2,561     $     18,522
  OTHER COMPREHENSIVE INCOME...........................................    ===============  ===============  ===============

INVESTING CASH FLOWS

[begin italic] Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less. [end italic]

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt security purchases................................................     $ (1,505,651)    $ (2,050,231)    $ (1,733,608)
Equity security purchases..............................................              (40)          (8,619)          (9,374)
Other invested asset purchases.........................................             (411)          (9,000)          (9,929)
Policy loan advances, net..............................................             (733)            (418)            (439)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES...................................................     $ (1,506,835)    $ (2,068,268)    $ (1,753,350)
                                                                           ===============  ===============  ===============

Debt securities sales..................................................     $    886,091     $    484,329     $     94,486
Debt securities maturities and repayments..............................          591,962          817,792          296,625
Equity security sales..................................................            8,798           36,374           23,084
Other invested asset sales.............................................           16,310               --               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................     $  1,503,161     $  1,338,495     $    414,195
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

COST OF DEBT SECURITIES BY MATURITY:                                                                          AS OF DEC 31,
($ amounts in thousands)                                                                                          2004
                                                                                                             ---------------

Due in one year or less...................................................................................    $     69,539
Due after one year through five years.....................................................................       1,114,169
Due after five years through ten years....................................................................         678,021
Due after ten years.......................................................................................       1,179,111
                                                                                                             ---------------
TOTAL.....................................................................................................    $  3,040,840
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

[begin italic] Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]


5.       INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return. [end italic]

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income tax expense (benefit) attributable to:

Net income (loss)......................................................     $      5,465     $      8,369     $     (8,635)
Other comprehensive income (loss)......................................           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)............................................     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

Current................................................................     $    (10,162)    $     (7,366)    $     (9,073)
Deferred...............................................................           15,627           15,735              438
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME........................            5,465            8,369           (8,635)
Deferred income taxes applicable to other comprehensive income.........           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)..........................................     $     (3,450)    $    (51,107)    $      3,149
                                                                           ===============  ===============  ===============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income (loss) before income taxes......................................     $     22,180    $      23,018     $    (21,891)
                                                                           ---------------  ---------------  ---------------
Income taxes (benefit) at statutory rate of 35.0%......................            7,763            8,056           (7,662)
Tax (benefit) attributable to tax-advantaged investment income.........           (2,264)             360             (972)
Other, net.............................................................              (34)             (47)              (1)
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT)......................................     $      5,465     $      8,369     $     (8,635)
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates...................................             24.6%            36.4%            39.4%
                                                                           ===============  ===============  ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                    AS OF DECEMBER 31,
($ amounts in thousands)                                                                    --------------------------------
                                                                                                 2004             2003
                                                                                            ---------------  ---------------
Deferred income tax assets:
Future policyholder benefits............................................................     $     48,756     $     44,815
Unearned premiums / deferred revenues...................................................            5,983            4,675
Net operating loss carryover benefits...................................................           23,618           29,435
Other...................................................................................            1,041              831
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS........................................................           79,398           79,756
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................          133,372          114,962
Investments.............................................................................            9,428           20,720
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................          142,800          135,682
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY...........................................................     $     63,402     $     55,926
                                                                                            ===============  ===============

We are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2004, we had net operating loss carryforwards of $67.5 million for federal income tax purposes, of which $60.1 million expires in 2017 and $7.4 million expires in 2018. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2004 and 2003 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $82.0 million, $86.5 million and $64.3 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $5.4 million and $12.2 million as of December 31, 2004 and 2003, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2.8 million, $2.8 million and $0.2 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $0.1 million and $1.5 million, as of December 31, 2004 and 2003, respectively. Variable product separate account fees were $1.2 million, $1.6 million and $2.0 million for 2004, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by PEPCO of $39.5 million, $36.2 million and $30.4 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to PEPCO were $2.7 million and $2.0 million as of December 31, 2004 and 2003, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $28.9 million, $33.3 million and $26.1 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $0.9 million and $1.6 million as of December 31, 2004 and 2003, respectively.

Griffith, formerly an indirect wholly-owned subsidiary of The Phoenix Companies, sells and services certain of our non-participating life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $0.1 million, $0.4 million and $1.0 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Griffith were $0 and $36 thousand, as of December 31, 2004 and 2003, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix

Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately. [end italic]

SOURCES OF OTHER COMPREHENSIVE INCOME:                                       YEAR ENDED DECEMBER 31,
($ amounts in millions)                      --------------------------------------------------------------------------------------
                                                         2004                         2003                         2002
                                             --------------------------------------------------------------------------------------
                                                 GROSS          NET            GROSS          NET          GROSS           NET
                                             ------------  -------------   ------------  ------------   ------------  -------------

Unrealized gains (losses) on
  investments.............................    $  (17,140)   $  (11,734)     $   (2,606)   $    8,959     $   62,083    $   15,995
Net realized investment losses on
  available-for-sale securities included
  in net income...........................        (4,720)       (3,068)         (9,843)       (6,398)         3,887         2,527
                                             ------------  -------------   ------------  ------------   ------------  -------------
Net unrealized investment gains...........       (21,860)      (14,802)        (12,449)        2,561         65,970        18,522
Net unrealized derivative instruments
  gains (losses)..........................          (517)         (336)           (516)         (335)         3,302         2,147
                                             ------------  -------------   ------------  ------------   ------------  -------------
Other comprehensive income (loss).........       (22,377)   $  (15,138)        (12,965)   $    2,226         69,272    $   20,669
                                             ------------  =============   ------------  ============   ------------  =============
Applicable deferred policy acquisition
  cost amortization.......................           912                       (16,390)                      37,474
Applicable deferred income taxes
  (benefit)...............................        (8,151)                        1,199                       11,129
                                             ------------                  ------------                 ------------
Offsets to other comprehensive income.....        (7,239)                      (15,191)                      48,603
                                             ------------                  ------------                 ------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $  (15,138)                   $    2,226                   $   20,669
                                             ============                  ============                 ============

COMPONENTS OF ACCUMULATED                                                        AS OF DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                              GROSS             NET              GROSS             NET
                                                         ---------------  ---------------   ---------------  ---------------

Unrealized gains on investments......................     $     37,036     $      8,573      $     58,896     $     23,375
Unrealized gains on derivative instruments...........            1,757            1,143             2,274            1,479
                                                         ---------------  ---------------   ---------------  ---------------
Accumulated other comprehensive income...............           38,793     $      9,716            61,170     $     24,854
                                                         ---------------  ===============   ---------------  ===============
Applicable deferred policy acquisition costs.........           23,845                             22,933
Applicable deferred income taxes.....................            5,232                             13,383
                                                         ---------------                    ---------------
Offsets to other comprehensive income................           29,077                             36,316
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............     $      9,716                       $     24,854
                                                         ===============                    ===============

9.   FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                       AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                -------------------------------------------------------------------
($ amounts in thousands)                                               2004                               2003
                                                         --------------------------------   --------------------------------
                                                            CARRYING           FAIR            CARRYING           FAIR
                                                             VALUE            VALUE             VALUE            VALUE
                                                         ---------------  ---------------   ---------------  ---------------

Cash and cash equivalents............................     $     39,598     $     39,598      $     80,972     $     80,972
Debt securities......................................        3,075,379        3,075,379         3,087,957        3,087,957
Equity securities....................................              261              261             8,687            8,687
Policy loans.........................................            2,486            2,486             1,753            1,753
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL ASSETS.....................................     $  3,117,724     $  3,117,724      $  3,179,369     $  3,179,369
                                                         ===============  ===============   ===============  ===============

Investment contracts.................................     $  2,627,920     $  2,644,127      $  2,760,567     $  2,797,772
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL LIABILITIES................................     $  2,627,501     $  2,643,708      $  2,760,567     $  2,797,772
                                                         ===============  ===============   ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

[begin italic] All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item. [end italic]

We recognized an after-tax gain (loss) of $(0.3) million, $(0.3) million and $2.1 million for the years ended December 31, 2004, 2003 and 2002 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2004, 2003 and 2002, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2004 and 2003.


10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2004, 2003 and 2002. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

STATUTORY FINANCIAL DATA:                                                      AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Statutory capital and surplus..........................................     $    245,831     $    240,750     $    215,298
Asset valuation reserve................................................            7,370            1,249              508
                                                                           ---------------  ---------------  ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE.................     $    253,201     $    241,999     $    215,806
                                                                           ===============  ===============  ===============
STATUTORY (LOSS) FROM OPERATIONS.......................................     $     (2,574)    $    (27,237)    $   (133,996)
                                                                           ===============  ===============  ===============
STATUTORY NET (LOSS)...................................................     $     (3,254)    $    (37,387)    $   (146,136)
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2005 without prior approval.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements

               The condensed financial information is included in Part A and the financial statements are included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 033-87376) Post-Effective Amendment No. 17, filed via Edgar on April 30, 2002.

                    (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrant's Form N-4 (File No. 333-78761 as found under 811-08914),
                         Post-Effective Amendment No. 13 filed via Edgar on April 22, 2005.

               (4)  (a)  Form of Variable Annuity Contract (Retirement Planner's
                         Edge - Form D603) is incorporated by reference to Registrant's Form N-4 (Form No. 333-78761) Pre-effective Amendment No. 1, filed via Edgar on
                         July 30, 1999.

                    (b)  Form of Variable Annuity Contract (Phoenix Freedom Edge
                         - Form No. D615), is incorporated by reference to Registrant's Form N-4 (File No. 333-78761, as found under File No. 811-08914), Post-Effective Amendment No. 8, filed via Edgar on February 28, 2003.

                    (c) Guaranteed Minimum Income Benefit Rider (Phoenix Freedom Edge - Form Number DR87) via Edgar on Registration Statement Form N-4 (File No. 333-78761) on Post-effective Amendment No.14 on July 7, 2005.

                    (d) Guaranteed Minimum Accumulation Benefit Rider (Phoenix Freedom Edge - Form DR83) is incorporated by reference to Registrant's Form N-4 (File No. 333-78761 as found under 811-08914), Post-Effective Amendment No. 13 filed via Edgar on April 22, 2005.

                    (e) Guaranteed Minimum Withdrawal Benefit rider, Form No. DR93.1, filed herewith.

               (5)  (a)  Form of Application (Retirement Planner's Edge - Form
                         No. OL2744) is incorporated by reference to Registrant's Form N-4 (File No. 333-78761) Pre-effective Amendment No. 1, filed via Edgar on July 30, 1999.

                    (b) Form of Application (Phoenix Freedom Edge - Form No. OL4160.1), is filed herewith.

               (6)  (a)  Amended and Restated Certificate of Incorporation of
                         PHL Variable Insurance Company is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

                    (b) By-Laws of PHL Variable Insurance Company as amended and restated, effective May 16, 2002, are incorporated by reference to Registrant's Form N-4 (File No. 333-68164), filed via Edgar on April 30, 2004.

               (7)  Not Applicable.

               (8)  Participation Agreements.

                    (1)  (a)  Participation Agreement dated February 23, 1995
                              between PHL Variable Insurance Company ("PHLVIC") and Wanger Advisors Trust ("Wanger") is incorporated by reference to Edgar filing on Form S-6 (File No. 333-65823) on October 16, 1998.

                    (1)  (b)  Amendment No. 1 to the Participation Agreement
                              dated December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Edgar filing on Form S-6 (File No. 333-65823) on October 16, 1998.

                    (2)  (a)  Participation Agreement as of May 1, 2000 among
                              Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company, is incorporated by reference to Registrant's Edgar filing on Form N-6 (File No. 333-81458) on April 30, 2004.

                    (2)  (b)  Amendment to Participation Agreement as of May 1,
                              2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHL Variable Insurance Company, is incorporated by reference to Registrant's Edgar filing on Form N-6 (File No. 333-81458) on
                              April 30, 2004.

                    (3) Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

                    (4)  (a)  Participation Agreement dated July 19, 1999 among
                              BT Insurance Funds Trust, Bankers Trust Company, and PHLVIC is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

                    (4)  (b)  Amendment No. 1 to the Participation Agreement
                              dated April 20, 2001 among Deutsche Asset
                              Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to the Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

                    (4)  (c)  Amendment No. 2 to the Participation Agreement
                              dated October 29, 2001 among Deutsche Asset
                              Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

                    (5) Participation Agreement dated December 17, 1999 among PHL Variable Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc. and Miller Anderson & Sherrerd, LLP is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

                    (6) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

                    (7) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

                    (8) Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

                    (9) Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant's Edgar filing on Form N-6 (File No. 333-81458) on April 30, 2004.

               (9) Written Opinion and Consent of Joseph P. DeCresce, Esq., filed herewith.

               (10) (a)  Consent of PricewaterhouseCoopers LLP, filed herewith.

                    (b)  Consent of Brian A. Giantonio, Esq., filed herewith.

               (11) Not Applicable.

               (12) Not Applicable.

               (13) Representation Letter regarding Separate Account Financial
                    Statements of Phoenix Life Insurance Company, et al, is filed herewith.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

NAME                                    POSITION
----                                    --------

Michael E. Haylon*                      Director, Executive Vice President and Chief Financial Officer
Robert E. Primmer*                      Director and Senior Vice President
John H. Beers*                          Vice President and Secretary
Katherine P. Cody*                      Vice President and Treasurer
Nancy J. Engberg*                       Vice President and Chief Compliance Officer
Philip K. Polkinghorn*                  President
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
James D. Wehr**                         Senior Vice President and Chief Investment Officer

*  The business address of this individual is One American Row, Hartford, CT
   06102
** The business address of this individual is 56 Prospect Street, Hartford, CT
   06115

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA Registered
                                                                                              Investment Adviser
                                                                                              ------------------

---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 27.  NUMBER OF CONTRACT OWNERS

    As of September 30, 2005 there were 39 qualified and 53 nonqualified Freedom Edge(R) contracts.

ITEM 28.  INDEMNIFICATION

    Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

    Article VI, Section 6.01 of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

        1.  Phoenix Equity Planning Corporation ("PEPCO")

            (a) PEPCO serves as the principal underwriter for the following entities:

                PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Life and Annuity Variable Universal Life Account, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Allocation Fund, and Phoenix Strategic Equity Series Fund.

            (b) Directors and Executive Officers of PEPCO.

                NAME                         POSITION
                ----                         --------

                Daniel T. Geraci*            Director, Chairman of the Board and Chief Sales & Marketing Officer
                Michael E. Haylon*           Director
                James D. Wehr**              Director
                Nancy J. Engberg*            Vice President, Chief Compliance Officer and Anti-Money Laundering Officer
                John H. Beers*               Vice President and Secretary
                Glenn H. Pease**             Vice President, Finance and Treasurer
                John F. Sharry**             President, Sales
                Francis G. Waltman**         Senior Vice President and Chief Administrative Officer

                * The business address of this individual is One American Row, Hartford, CT 06102

                ** The business address of this individual is 56 Prospect
                   Street, Hartford, CT 06115

            (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract:

---------------------------------------------------------------------------------------------
        (1)                   (2)               (3)                (4)              (5)
     Name of          Net Underwriting     Compensation       Brokerage        Compensation
    Principal          Discounts and       on Redemption     Commissions
                        Commissions
------------------- --------------------- ---------------- ----------------- ----------------
PEPCO               $0                    $0               $0                $0
---------------------------------------------------------------------------------------------

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06102.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

        (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

        (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

        (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

        (d) PHL Variable Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by PHL Variable Insurance Company.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on this 16th day of November, 2005.

                                             PHL VARIABLE INSURANCE COMPANY

                                             By: ------------------------------
                                                 * Philip K. Polkinghorn
                                                 President

                                             PHL VARIABLE ACCUMULATION ACCOUNT

                                             By: ------------------------------
                                                 * Philip K. Polkinghorn
                                                 President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

       SIGNATURE                   TITLE
       ---------                   -----

____________________________       Director, Executive Vice President and Chief
*Michael E. Haylon                 Financial Officer

____________________________       Director and Senior Vice President
*Robert E. Primmer

____________________________       President
*Philip K. Polkinghorn

By:/s/ John H. Beers

*John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney, on file with the Depositor.
November 16, 2005


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